FINANCIAL STATEMENTS

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Years Ended December 31, 2016 and 2015

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Financial Statements

Years Ended December 31, 2016 and 2015

Report of Independent Registered Public Accounting Firm

To the Contract Owners of

Subaccounts of Merrill Lynch Life Variable Annuity Separate Account A and

Board of Directors of

Transamerica Advisors Life Insurance Company

In our opinion, for each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account A indicated in the table below, the accompanying statements of assets and liabilities, and the related statement of operations and change in net assets present fairly, in all material respects, the financial position of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account A as of December 31, 2016, and the results of each of their operations and changes in each of their net assets for the years ended December 31, 2016 and 2015, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Transamerica Advisors Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinions.

AB Global Thematic Growth Class A Shares	Invesco V.I. American Franchise Series I Shares
AB Growth and Income Class A Shares	Invesco V.I. Comstock Series I Shares
AB International Value Class A Shares	Invesco V.I. Core Equity Series I Shares
AB Large Cap Growth Class A Shares	Invesco V.I. International Growth Series I Shares
AB Small/Mid Cap Value Class A Shares	Invesco V.I. Mid Cap Core Equity Series I Shares
AB Value Class A Shares	Invesco V.I. Value Opportunities Series I Shares
American Century VP International Class I Shares	Janus Aspen - Enterprise Service Shares
American Century VP Ultra® Class I Shares	Janus Aspen - Forty Service Shares
American Funds - Asset Allocation Class 2 Shares	MFS® Growth Initial Class
American Funds - Bond Class 2 Shares	Oppenheimer Capital Appreciation Service Shares
American Funds - Growth Class 2 Shares	Oppenheimer Main Street Small Cap® Service Shares
American Funds - Growth-Income Class 2 Shares	Oppenheimer Main Street® Service Shares
American Funds - International Class 2 Shares	PIMCO CommodityRealReturn® Strategy Administrative Class
BlackRock Basic Value V.I. Class I Shares	PIMCO Low Duration Administrative Class
BlackRock Capital Appreciation V.I. Class I Shares	PIMCO Real Return Administrative Class
BlackRock Equity Dividend V.I. Class I Shares	PIMCO Total Return Administrative Class
BlackRock Global Allocation V.I. Class I Shares	Pioneer Emerging Markets VCT Class II Shares
BlackRock Global Opportunities V.I. Class I Shares	Pioneer Fund VCT Class II Shares
BlackRock Global Opportunities V.I. Class III Shares	Pioneer High Yield VCT Class II Shares
BlackRock Government Money Market V.I. Class I Shares	Pioneer Real Estate Shares VCT Class II Shares
BlackRock High Yield V.I. Class I Shares	TA AB Dynamic Allocation Service Class
BlackRock International V.I. Class I Shares	TA Barrow Hanley Dividend Focused Service Class
BlackRock Large Cap Core V.I. Class I Shares	TA Janus Mid-Cap Growth Service Class
BlackRock Large Cap Growth V.I. Class I Shares	TA Legg Mason Dynamic Allocation - Balanced Service Class
BlackRock Large Cap Value V.I. Class I Shares	TA Legg Mason Dynamic Allocation - Growth Service Class
BlackRock Managed Volatility V.I. Class I Shares	TA Managed Risk - Balanced ETF Service Class
BlackRock S&P 500 Index V.I. Class I Shares	TA Managed Risk - Conservative ETF Service Class
BlackRock Total Return V.I. Class I Shares	TA Managed Risk - Growth ETF Service Class
BlackRock U.S. Government Bond V.I. Class I Shares	TA Market Participation Strategy Service Class
BlackRock Value Opportunities V.I. Class I Shares	TA PIMCO Tactical - Balanced Service Class
Columbia - Select Smaller-Cap Value Class 1 Shares	TA PIMCO Tactical - Conservative Service Class
Davis Value	TA PIMCO Tactical - Growth Service Class
Dreyfus VIF Appreciation Service Shares	TA QS Investors Active Asset Allocation - Conservative Service Class
Eaton Vance VT Floating-Rate Income	TA QS Investors Active Asset Allocation - Moderate Service Class
Eaton Vance VT Large-Cap Value	TA QS Investors Active Asset Allocation - Moderate Growth Service Class
Federated Kaufmann II Primary Shares	TA Small/Mid Cap Value Service Class
Federated Managed Tail Risk II Primary Shares	TA WMC US Growth Service Class
Franklin Templeton Foreign Class 2 Shares	Wanger International
Franklin Templeton Growth Class 2 Shares	Wanger USA

/s/PricewaterhouseCoopers LLP

Chicago, Illinois

April 24, 2017

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Assets and Liabilities

December 31, 2016

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Global Thematic Growth Class A Shares	204,287.281	$4,134,940	$4,553,563	$(4)	$4,553,559	517,420	$8.800505	$8.800505
AB Growth and Income Class A Shares	254,812.294	4,807,796	7,952,692	4	7,952,696	374,901	21.210873	21.243674
AB International Value Class A Shares	141,883.707	1,949,315	1,884,216	2	1,884,218	287,921	6.398352	6.720036
AB Large Cap Growth Class A Shares	1,718,077.595	52,370,690	77,691,469	14	77,691,483	2,742,905	11.105791	30.992661
AB Small/Mid Cap Value Class A Shares	242,359.289	4,485,551	4,917,470	(5)	4,917,465	188,557	25.386703	26.984985
AB Value Class A Shares	82,171.612	917,628	1,271,195	(1)	1,271,194	79,962	15.387649	16.356974
American Century VP International Class I Shares	2,754,215.121	21,833,541	25,806,996	1	25,806,997	2,085,935	12.371907	12.371907
American Century VP Ultra® Class I Shares	363,800.609	4,528,296	5,620,719	(86)	5,620,633	294,835	18.529661	19.884770
American Funds—Asset Allocation Class 2 Shares	566,704.204	10,408,955	12,178,473	16	12,178,489	631,482	18.620959	19.793454
American Funds—Bond Class 2 Shares	711,648.905	7,696,129	7,593,294	12	7,593,306	626,378	11.733500	12.472298
American Funds—Growth Class 2 Shares	494,045.652	27,411,804	33,061,535	(4)	33,061,531	1,469,556	21.799323	23.171837
American Funds—Growth-Income Class 2 Shares	438,504.787	17,965,555	19,294,211	2	19,294,213	970,756	19.240518	20.452138
American Funds—International Class 2 Shares	4,056,671.331	71,227,039	67,989,812	(3)	67,989,809	4,033,815	16.336735	17.365518
BlackRock Basic Value V.I. Class I Shares	14,422,229.896	207,079,004	219,362,117	1	219,362,118	4,729,583	19.735691	63.346188
BlackRock Capital Appreciation V.I. Class I Shares	13,311,550.825	107,890,713	114,878,684	17	114,878,701	7,224,513	12.402393	20.029367
BlackRock Equity Dividend V.I. Class I Shares	1,110,784.311	11,541,660	12,385,245	(3)	12,385,242	241,953	51.188695	51.188695
BlackRock Global Allocation V.I. Class I Shares	26,905,848.781	398,677,982	417,309,715	(28)	417,309,687	12,859,841	18.450413	39.446417
BlackRock Global Opportunities V.I. Class I Shares	1,435,271.387	16,888,164	23,280,102	2	23,280,104	1,341,068	17.359372	17.359372
BlackRock Global Opportunities V.I. Class III Shares	78,368.952	1,156,415	1,265,659	(2)	1,265,657	128,453	9.673829	10.100836
BlackRock Government Money Market V.I. Class I Shares	92,394,303.104	92,394,303	92,394,303	(15)	92,394,288	7,268,768	9.380572	13.414320
BlackRock High Yield V.I. Class I Shares	13,085,291.397	90,962,944	94,737,510	446,953	95,184,463	3,080,189	17.977169	39.123439
BlackRock International V.I. Class I Shares	7,092,330.945	67,063,018	67,944,530	(15)	67,944,515	3,928,652	13.255479	18.086569
BlackRock Large Cap Core V.I. Class I Shares	4,775,360.926	144,888,653	152,381,767	44	152,381,811	3,022,229	20.205511	54.252235
BlackRock Large Cap Growth V.I. Class I Shares	5,140,254.059	61,899,610	68,622,392	69	68,622,461	3,779,776	17.947697	21.547652
BlackRock Large Cap Value V.I. Class I Shares	6,203,971.017	61,562,054	74,819,890	30	74,819,920	3,189,836	19.107265	23.972657
BlackRock Managed Volatility V.I. Class I Shares	966,498.951	11,606,349	12,748,121	5	12,748,126	500,287	25.481637	25.481637
BlackRock S&P 500 Index V.I. Class I Shares	6,723,676.430	111,423,523	133,801,161	(20)	133,801,141	4,737,162	14.916409	31.726954
BlackRock Total Return V.I. Class I Shares	11,892,175.579	138,696,786	140,208,750	268,391	140,477,141	7,498,812	12.775918	25.783018
BlackRock U.S. Government Bond V.I. Class I Shares	6,589,488.915	68,338,288	67,080,997	108,672	67,189,669	3,427,301	11.886751	20.917182
BlackRock Value Opportunities V.I. Class I Shares	4,742,715.209	87,917,491	132,464,036	183	132,464,219	1,990,915	21.000563	71.107605
Columbia—Select Smaller-Cap Value Class 1 Shares	377,791.486	5,144,451	8,179,186	(3)	8,179,183	497,054	16.452339	16.490439
Davis Value	7,323,715.931	76,747,584	66,645,815	27	66,645,842	3,624,435	16.674627	21.084429
Dreyfus VIF Appreciation Service Shares	289,477.094	11,611,997	11,787,507	—	11,787,507	625,308	18.254225	19.404264
Eaton Vance VT Floating-Rate Income	327,812.185	3,036,484	3,035,541	(205)	3,035,336	225,782	13.065557	13.888758
Eaton Vance VT Large-Cap Value	340,263.333	3,119,737	3,110,007	(4)	3,110,003	219,786	13.808156	14.495711
Federated Kaufmann II Primary Shares	1,461,726.751	22,884,315	24,410,837	71	24,410,908	1,087,883	21.800474	23.315495
Federated Managed Tail Risk II Primary Shares	552,628.855	3,126,914	2,658,145	(52)	2,658,093	231,041	11.188394	11.893335
Franklin Templeton Foreign Class 2 Shares	181,964.985	2,475,856	2,476,543	—	2,476,543	163,224	14.700831	15.627309
Franklin Templeton Growth Class 2 Shares	143,553.169	1,710,593	1,966,678	3	1,966,681	130,124	14.711171	15.637802
Invesco V.I. American Franchise Series I Shares	339,998.289	13,087,063	18,217,108	188	18,217,296	1,317,995	8.684947	17.848217
Invesco V.I. Comstock Series I Shares	4,717,978.912	64,118,031	88,179,026	(22)	88,179,004	4,272,133	19.366114	21.062642
Invesco V.I. Core Equity Series I Shares	1,353,081.877	37,710,924	46,789,571	21	46,789,592	2,753,785	16.573020	17.008404

See accompanying notes.

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Assets and Liabilities

December 31, 2016

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Invesco V.I. International Growth Series I Shares	244,716.951	$7,393,680	$8,048,741	$32	$8,048,773	648,393	$11.988761	$21.544175
Invesco V.I. Mid Cap Core Equity Series I Shares	256,738.888	3,327,279	3,304,229	(7)	3,304,222	174,023	18.504987	19.670431
Invesco V.I. Value Opportunities Series I Shares	40,826.777	248,446	264,558	—	264,558	17,721	14.400800	15.307745
Janus Aspen—Enterprise Service Shares	9,862.075	501,236	554,446	(6)	554,440	26,855	20.175537	21.189678
Janus Aspen—Forty Service Shares	176,645.502	6,064,242	5,438,915	(1)	5,438,914	285,189	18.660839	19.598767
MFS® Growth Initial Class	1,610,922.183	41,400,283	62,439,344	(20)	62,439,324	2,440,979	10.527631	30.831226
Oppenheimer Capital Appreciation Service Shares	26,479.910	1,268,378	1,263,886	(15)	1,263,871	74,029	16.424825	17.459306
Oppenheimer Main Street Small Cap® Service Shares	111,580.485	2,433,805	2,650,037	(2)	2,650,035	106,534	24.144392	25.664541
Oppenheimer Main Street® Service Shares	27,821.122	771,190	782,330	(2)	782,328	38,232	19.777094	21.022550
PIMCO CommodityRealReturn® Strategy Administrative Class	1,201,412.340	13,318,862	9,455,115	—	9,455,115	1,427,044	6.433243	6.838676
PIMCO Low Duration Administrative Class	5,156,881.176	54,323,567	52,806,463	(309)	52,806,154	4,417,398	11.672620	12.259070
PIMCO Real Return Administrative Class	2,711,029.853	36,423,360	33,264,336	(235)	33,264,101	2,472,174	13.059759	13.882422
PIMCO Total Return Administrative Class	20,121,983.224	221,343,113	214,097,902	(586)	214,097,316	12,850,170	14.653642	19.389995
Pioneer Emerging Markets VCT Class II Shares	163,722.199	3,452,125	2,604,820	(3)	2,604,817	322,293	7.869863	8.307104
Pioneer Fund VCT Class II Shares	52,659.938	1,041,359	936,294	8	936,302	48,999	18.450094	19.612114
Pioneer High Yield VCT Class II Shares	259,886.177	2,603,697	2,396,151	(130)	2,396,021	142,492	16.275327	17.300428
Pioneer Real Estate Shares VCT Class II Shares	165,137.527	3,076,294	2,708,255	(19)	2,708,236	152,847	17.272122	18.049490
TA AB Dynamic Allocation Service Class	59,672.157	547,696	561,515	—	561,515	53,364	10.341709	10.807015
TA Barrow Hanley Dividend Focused Service Class	2,482,874.097	51,221,555	56,088,126	10	56,088,136	4,591,300	12.128499	12.305729
TA Janus Mid-Cap Growth Service Class	962,286.838	26,729,279	23,354,702	(3)	23,354,699	1,805,697	12.772359	13.095597
TA Legg Mason Dynamic Allocation—Balanced Service Class	67,135.943	798,373	751,923	(1)	751,922	68,094	11.042384	11.042384
TA Legg Mason Dynamic Allocation—Growth Service Class	9,423.305	116,411	110,064	—	110,064	9,619	11.441826	11.441826
TA Managed Risk—Balanced ETF Service Class	286,912.456	3,348,830	3,187,597	91	3,187,688	277,082	11.504483	11.504483
TA Managed Risk—Conservative ETF Service Class	215,156.761	2,569,779	2,515,183	(1)	2,515,182	222,799	11.289002	11.289002
TA Managed Risk—Growth ETF Service Class	161,318.378	1,623,665	1,540,591	1	1,540,592	126,971	12.133449	12.133449
TA Market Participation Strategy Service Class	—	—	—	—	—	—	11.675826	11.675826
TA PIMCO Tactical—Balanced Service Class	24,998.907	297,514	294,237	—	294,237	25,244	11.655918	11.655918
TA PIMCO Tactical—Conservative Service Class	63,411.976	706,618	726,067	—	726,067	63,642	11.408563	11.408563
TA PIMCO Tactical—Growth Service Class	20,745.325	237,298	236,704	—	236,704	20,095	11.779078	11.779078
TA QS Investors Active Asset Allocation—Conservative Service Class	268,800.701	2,853,614	2,755,207	—	2,755,207	256,653	10.735135	10.735135
TA QS Investors Active Asset Allocation—Moderate Service Class	114,346.181	1,305,729	1,215,500	—	1,215,500	111,616	10.889980	10.889980
TA QS Investors Active Asset Allocation—Moderate Growth Service Class	138,685.517	1,507,525	1,413,205	(1)	1,413,204	127,014	11.126364	11.126364
TA Small/Mid Cap Value Service Class	2,035,385.569	39,977,354	41,318,327	17	41,318,344	2,172,553	18.599581	19.436702
TA WMC US Growth Service Class	1,652,022.310	38,080,838	37,699,149	1	37,699,150	2,629,010	14.023602	14.654631
Wanger International	1,173,958.006	36,311,942	27,752,367	1	27,752,368	2,311,383	11.709213	12.297666
Wanger USA	545,015.113	16,717,641	14,459,251	12	14,459,263	618,019	22.697429	24.127456

See accompanying notes.

Transamerica Advisors Life Insurancy Company

Merrill Lynch Life Variable Annuity Separate Account A

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016

	AB Global Thematic Growth Class A	AB Growth and Income Class	AB International Value Class A	AB Large Cap Growth Class A	AB Small/Mid Cap Value Class
	Shares	A Shares	Shares	Shares	A Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$5,932,626	$9,708,201	$2,436,222	$86,492,980	$4,861,574

Investment Income:
Reinvested Dividends	—	129,616	52,414	—	36,134
Investment Expense:
Mortality and Expense Risk and Administrative Charges	81,821	145,363	35,359	1,189,659	70,648

Net Investment Income (Loss)	(81,821)	(15,747)	17,055	(1,189,659)	(34,514)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	7,716,139	734,461
Realized Gain (Loss) on Investments	233,214	579,080	2,125	5,092,979	127,191

Net Realized Capital Gains (Losses) on Investments	233,214	579,080	2,125	12,809,118	861,652
Net Change in Unrealized Appreciation (Depreciation)	(31,353)	(547,639)	27,438	(3,600,595)	(1,141,381)

Net Gain (Loss) on Investment	201,861	31,441	29,563	9,208,523	(279,729)
Net Increase (Decrease) in Net Assets Resulting from Operations	120,040	15,694	46,618	8,018,864	(314,243)

Increase (Decrease) in Net Assets from Contract Transactions	(143,707)	(978,775)	(427,134)	(8,811,393)	(301,829)

Total Increase (Decrease) in Net Assets	(23,667)	(963,081)	(380,516)	(792,529)	(616,072)

Net Assets as of December 31, 2015:	$5,908,959	$8,745,120	$2,055,706	$85,700,451	$4,245,502

Investment Income:
Reinvested Dividends	—	77,178	24,986	—	27,772
Investment Expense:
Mortality and Expense Risk and Administrative Charges	64,567	126,991	29,952	1,081,952	67,537

Net Investment Income (Loss)	(64,567)	(49,813)	(4,966)	(1,081,952)	(39,765)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	461,016	—	9,030,931	260,930
Realized Gain (Loss) on Investments	251,915	820,535	(50,270)	4,738,060	48,719

Net Realized Capital Gains (Losses) on Investments	251,915	1,281,551	(50,270)	13,768,991	309,649
Net Change in Unrealized Appreciation (Depreciation)	(355,034)	(530,221)	20,682	(11,931,890)	687,303

Net Gain (Loss) on Investment	(103,119)	751,330	(29,588)	1,837,101	996,952
Net Increase (Decrease) in Net Assets Resulting from Operations	(167,686)	701,517	(34,554)	755,149	957,187

Increase (Decrease) in Net Assets from Contract Transactions	(1,187,714)	(1,493,941)	(136,934)	(8,764,117)	(285,224)

Total Increase (Decrease) in Net Assets	(1,355,400)	(792,424)	(171,488)	(8,008,968)	671,963

Net Assets as of December 31, 2016:	$4,553,559	$7,952,696	$1,884,218	$77,691,483	$4,917,465

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Advisors Life Insurancy Company

Merrill Lynch Life Variable Annuity Separate Account A

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016

		American Century VP	American Century VP Ultra®	American Funds - Asset	American Funds - Bond Class
	AB Value Class A Shares	International Class I Shares	Class I Shares	Allocation Class 2 Shares	2 Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$1,578,849	$33,815,959	$6,108,309	$13,561,488	$9,731,937

Investment Income:
Reinvested Dividends	27,606	126,004	27,370	203,752	138,446
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,285	452,623	84,417	208,903	142,274

Net Investment Income (Loss)	8,321	(326,619)	(57,047)	(5,151)	(3,828)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	589,427	926,954	164,366
Realized Gain (Loss) on Investments	143,907	1,089,811	480,891	610,290	44,784

Net Realized Capital Gains (Losses) on Investments	143,907	1,089,811	1,070,318	1,537,244	209,150
Net Change in Unrealized Appreciation (Depreciation)	(258,921)	(876,665)	(721,926)	(1,543,860)	(310,601)

Net Gain (Loss) on Investment	(115,014)	213,146	348,392	(6,616)	(101,451)
Net Increase (Decrease) in Net Assets Resulting from Operations	(106,693)	(113,473)	291,345	(11,767)	(105,279)

Increase (Decrease) in Net Assets from Contract Transactions	(347,528)	(3,126,288)	(425,854)	(1,672,367)	(1,615,962)

Total Increase (Decrease) in Net Assets	(454,221)	(3,239,761)	(134,509)	(1,684,134)	(1,721,241)

Net Assets as of December 31, 2015:	$1,124,628	$30,576,198	$5,973,800	$11,877,354	$8,010,696

Investment Income:
Reinvested Dividends	22,669	299,948	19,862	190,427	131,422
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,560	371,700	78,372	193,002	130,187

Net Investment Income (Loss)	5,109	(71,752)	(58,510)	(2,575)	1,235
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	235,411	285,305	28,327
Realized Gain (Loss) on Investments	88,171	722,757	486,975	489,907	13,381

Net Realized Capital Gains (Losses) on Investments	88,171	722,757	722,386	775,212	41,708
Net Change in Unrealized Appreciation (Depreciation)	34,292	(2,690,064)	(494,706)	99,225	70,395

Net Gain (Loss) on Investment	122,463	(1,967,307)	227,680	874,437	112,103
Net Increase (Decrease) in Net Assets Resulting from Operations	127,572	(2,039,059)	169,170	871,862	113,338

Increase (Decrease) in Net Assets from Contract Transactions	18,994	(2,730,142)	(522,337)	(570,727)	(530,728)

Total Increase (Decrease) in Net Assets	146,566	(4,769,201)	(353,167)	301,135	(417,390)

Net Assets as of December 31, 2016:	$1,271,194	$25,806,997	$5,620,633	$12,178,489	$7,593,306

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Advisors Life Insurancy Company

Merrill Lynch Life Variable Annuity Separate Account A

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016

	American Funds - Growth	American Funds - Growth-	American Funds -	BlackRock Basic Value V.I. BlackRock Capital Appreciation
	Class 2 Shares	Income Class 2 Shares	International Class 2 Shares	Class I Shares	V.I. Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$38,265,417	$23,757,254	$89,137,801	$264,366,927	$141,803,779

Investment Income:
Reinvested Dividends	208,774	275,026	1,313,727	3,621,545	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	599,972	360,396	1,447,849	3,420,765	1,955,304

Net Investment Income (Loss)	(391,198)	(85,370)	(134,122)	200,780	(1,955,304)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,603,803	3,199,140	4,755,876	26,376,135	10,835,007
Realized Gain (Loss) on Investments	3,914,541	1,535,981	2,642,642	7,088,323	5,966,338

Net Realized Capital Gains (Losses) on Investments	11,518,344	4,735,121	7,398,518	33,464,458	16,801,345
Net Change in Unrealized Appreciation (Depreciation)	(9,196,352)	(4,580,667)	(12,197,980)	(50,532,043)	(7,190,677)

Net Gain (Loss) on Investment	2,321,992	154,454	(4,799,462)	(17,067,585)	9,610,668
Net Increase (Decrease) in Net Assets Resulting from Operations	1,930,794	69,084	(4,933,584)	(16,866,805)	7,655,364

Increase (Decrease) in Net Assets from Contract Transactions	(6,467,174)	(3,804,072)	(2,006,720)	(29,605,355)	(20,693,102)

Total Increase (Decrease) in Net Assets	(4,536,380)	(3,734,988)	(6,940,304)	(46,472,160)	(13,037,738)

Net Assets as of December 31, 2015:	$33,729,037	$20,022,266	$82,197,497	$217,894,767	$128,766,041

Investment Income:
Reinvested Dividends	247,982	275,423	958,801	3,148,289	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	530,999	314,720	1,252,576	2,915,690	1,666,555

Net Investment Income (Loss)	(283,017)	(39,297)	(293,775)	232,599	(1,666,555)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,936,355	2,136,790	6,724,821	4,958,740	3,199,513
Realized Gain (Loss) on Investments	1,912,286	673,261	928,297	(1,039,631)	3,502,654

Net Realized Capital Gains (Losses) on Investments	4,848,641	2,810,051	7,653,118	3,919,109	6,702,167
Net Change in Unrealized Appreciation (Depreciation)	(2,125,318)	(994,112)	(5,501,770)	28,224,521	(6,950,559)

Net Gain (Loss) on Investment	2,723,323	1,815,939	2,151,348	32,143,630	(248,392)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,440,306	1,776,642	1,857,573	32,376,229	(1,914,947)

Increase (Decrease) in Net Assets from Contract Transactions	(3,107,812)	(2,504,695)	(16,065,261)	(30,908,878)	(11,972,393)

Total Increase (Decrease) in Net Assets	(667,506)	(728,053)	(14,207,688)	1,467,351	(13,887,340)

Net Assets as of December 31, 2016:	$33,061,531	$19,294,213	$67,989,809	$219,362,118	$114,878,701

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Advisors Life Insurancy Company

Merrill Lynch Life Variable Annuity Separate Account A

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016

	BlackRock Equity Dividend V.I.	BlackRock Global Allocation	BlackRock Global Opportunities	BlackRock Global Opportunities	BlackRock Government Money
	Class I Shares	V.I. Class I Shares	V.I. Class I Shares	V.I. Class III Shares	Market V.I. Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$15,171,337	$513,849,684	$28,548,644	$1,485,089	$115,500,514

Investment Income:
Reinvested Dividends	221,163	5,368,538	258,469	9,310	39
Investment Expense:
Mortality and Expense Risk and Administrative Charges	184,666	6,777,766	375,596	21,604	1,469,105

Net Investment Income (Loss)	36,497	(1,409,228)	(117,127)	(12,294)	(1,469,066)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	753,042	24,420,628	358,379	16,174	8,183
Realized Gain (Loss) on Investments	119,892	8,675,128	1,381,401	24,867	—

Net Realized Capital Gains (Losses) on Investments	872,934	33,095,756	1,739,780	41,041	8,183
Net Change in Unrealized Appreciation (Depreciation)	(1,181,845)	(40,728,566)	(1,687,048)	(27,788)	—

Net Gain (Loss) on Investment	(308,911)	(7,632,810)	52,732	13,253	8,183
Net Increase (Decrease) in Net Assets Resulting from Operations	(272,414)	(9,042,038)	(64,395)	959	(1,460,883)

Increase (Decrease) in Net Assets from Contract Transactions	(2,191,877)	(52,029,648)	(3,124,900)	(354,255)	(14,428,070)

Total Increase (Decrease) in Net Assets	(2,464,291)	(61,071,686)	(3,189,295)	(353,296)	(15,888,953)

Net Assets as of December 31, 2015:	$12,707,046	$452,777,998	$25,359,349	$1,131,793	$99,611,561

Investment Income:
Reinvested Dividends	212,466	5,336,606	461,345	22,145	124,112
Investment Expense:
Mortality and Expense Risk and Administrative Charges	161,672	5,898,865	316,323	18,290	1,355,861

Net Investment Income (Loss)	50,794	(562,259)	145,022	3,855	(1,231,749)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	359,426	—	38,665	2,174	689
Realized Gain (Loss) on Investments	8,668	3,581,944	982,525	16,370	—

Net Realized Capital Gains (Losses) on Investments	368,094	3,581,944	1,021,190	18,544	689
Net Change in Unrealized Appreciation (Depreciation)	1,224,074	7,932,490	(749,305)	17,935	—

Net Gain (Loss) on Investment	1,592,168	11,514,434	271,885	36,479	689
Net Increase (Decrease) in Net Assets Resulting from Operations	1,642,962	10,952,175	416,907	40,334	(1,231,060)

Increase (Decrease) in Net Assets from Contract Transactions	(1,964,766)	(46,420,486)	(2,496,152)	93,530	(5,986,213)

Total Increase (Decrease) in Net Assets	(321,804)	(35,468,311)	(2,079,245)	133,864	(7,217,273)

Net Assets as of December 31, 2016:	$12,385,242	$417,309,687	$23,280,104	$1,265,657	$92,394,288

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Advisors Life Insurancy Company

Merrill Lynch Life Variable Annuity Separate Account A

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016

	BlackRock High Yield V.I. Class	BlackRock International V.I.	BlackRock Large Cap Core V.I.	BlackRock Large Cap Growth	BlackRock Large Cap Value
	I Shares	Class I Shares	Class I Shares	V.I. Class I Shares	V.I. Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2014:	$116,222,862	$90,791,035	$184,327,237	$80,541,954	$86,543,344

Investment Income:
Reinvested Dividends	5,505,713	895,038	1,863,093	439,698	905,492
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,495,681	1,182,813	2,319,921	1,045,686	1,093,788

Net Investment Income (Loss)	4,010,032	(287,775)	(456,828)	(605,988)	(188,296)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	646,284	—	8,147,174	4,053,379	5,363,058
Realized Gain (Loss) on Investments	1,303,159	1,454,360	3,759,549	3,132,131	4,577,963

Net Realized Capital Gains (Losses) on Investments	1,949,443	1,454,360	11,906,723	7,185,510	9,941,021
Net Change in Unrealized Appreciation (Depreciation)	(10,776,967)	(4,254,911)	(12,745,826)	(5,521,709)	(12,192,134)

Net Gain (Loss) on Investment	(8,827,524)	(2,800,551)	(839,103)	1,663,801	(2,251,113)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,817,492)	(3,088,326)	(1,295,931)	1,057,813	(2,439,409)

Increase (Decrease) in Net Assets from Contract Transactions	(14,989,128)	(10,911,659)	(23,789,184)	(9,199,380)	(9,797,540)

Total Increase (Decrease) in Net Assets	(19,806,620)	(13,999,985)	(25,085,115)	(8,141,567)	(12,236,949)

Net Assets as of December 31, 2015:	$96,416,242	$76,791,050	$159,242,122	$72,400,387	$74,306,395

Investment Income:
Reinvested Dividends	5,173,874	1,164,080	1,772,696	454,747	919,437
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,309,600	959,345	2,009,235	928,601	961,860

Net Investment Income (Loss)	3,864,274	204,735	(236,539)	(473,854)	(42,423)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	10,704,282	5,749,924	4,807,778
Realized Gain (Loss) on Investments	235,734	262,576	1,883,491	2,397,462	3,092,351

Net Realized Capital Gains (Losses) on Investments	235,734	262,576	12,587,773	8,147,386	7,900,129
Net Change in Unrealized Appreciation (Depreciation)	6,112,350	(1,458,974)	287,507	(3,536,420)	202,380

Net Gain (Loss) on Investment	6,348,084	(1,196,398)	12,875,280	4,610,966	8,102,509
Net Increase (Decrease) in Net Assets Resulting from Operations	10,212,358	(991,663)	12,638,741	4,137,112	8,060,086

Increase (Decrease) in Net Assets from Contract Transactions	(11,444,137)	(7,854,872)	(19,499,052)	(7,915,038)	(7,546,561)

Total Increase (Decrease) in Net Assets	(1,231,779)	(8,846,535)	(6,860,311)	(3,777,926)	513,525

Net Assets as of December 31, 2016:	$95,184,463	$67,944,515	$152,381,811	$68,622,461	$74,819,920

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Advisors Life Insurancy Company

Merrill Lynch Life Variable Annuity Separate Account A

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016

	BlackRock Managed Volatility V.I. Class I Shares Subaccount	BlackRock S&P 500 Index V.I. Class I Shares Subaccount	BlackRock Total Return V.I. Class I Shares Subaccount	BlackRock U.S. Government Bond V.I. Class I Shares Subaccount	BlackRock Value Opportunities V.I. Class I Shares Subaccount
Net Assets as of December 31, 2014:	$17,146,464	$140,958,110	$113,176,720	$85,304,637	$148,905,942

Investment Income:
Reinvested Dividends	—	2,552,126	2,642,468	1,609,180	358,593
Investment Expense:
Mortality and Expense Risk and Administrative Charges	216,980	1,860,817	1,739,332	1,111,370	1,857,759

Net Investment Income (Loss)	(216,980)	691,309	903,136	497,810	(1,499,166)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	610,941	8,276,202	—	—	9,461,373
Realized Gain (Loss) on Investments	501,644	6,692,840	971,744	(39,716)	8,115,436

Net Realized Capital Gains (Losses) on Investments	1,112,585	14,969,042	971,744	(39,716)	17,576,809
Net Change in Unrealized Appreciation (Depreciation)	(1,158,020)	(16,078,447)	(3,141,035)	(1,146,384)	(26,602,133)

Net Gain (Loss) on Investment	(45,435)	(1,109,405)	(2,169,291)	(1,186,100)	(9,025,324)
Net Increase (Decrease) in Net Assets Resulting from Operations	(262,415)	(418,096)	(1,266,155)	(688,290)	(10,524,490)

Increase (Decrease) in Net Assets from Contract Transactions	(2,376,391)	(13,981,890)	23,994,508	(9,116,789)	(18,300,866)

Total Increase (Decrease) in Net Assets	(2,638,806)	(14,399,986)	22,728,353	(9,805,079)	(28,825,356)

Net Assets as of December 31, 2015:	$14,507,658	$126,558,124	$135,905,073	$75,499,558	$120,080,586

Investment Income:
Reinvested Dividends	108,297	2,376,861	2,860,828	1,320,043	331,846
Investment Expense:
Mortality and Expense Risk and Administrative Charges	181,774	1,727,806	1,968,565	1,009,579	1,614,005

Net Investment Income (Loss)	(73,477)	649,055	892,263	310,464	(1,282,159)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	6,428,862	—	—	3,396,360
Realized Gain (Loss) on Investments	299,199	4,145,768	836,743	35,627	5,054,712

Net Realized Capital Gains (Losses) on Investments	299,199	10,574,630	836,743	35,627	8,451,072
Net Change in Unrealized Appreciation (Depreciation)	(197,683)	811,184	(221,887)	(213,788)	17,171,155

Net Gain (Loss) on Investment	101,516	11,385,814	614,856	(178,161)	25,622,227
Net Increase (Decrease) in Net Assets Resulting from Operations	28,039	12,034,869	1,507,119	132,303	24,340,068

Increase (Decrease) in Net Assets from Contract Transactions	(1,787,571)	(4,791,852)	3,064,949	(8,442,192)	(11,956,435)

Total Increase (Decrease) in Net Assets	(1,759,532)	7,243,017	4,572,068	(8,309,889)	12,383,633

Net Assets as of December 31, 2016:	$12,748,126	$133,801,141	$140,477,141	$67,189,669	$132,464,219

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Advisors Life Insurancy Company

Merrill Lynch Life Variable Annuity Separate Account A

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016

	Columbia - Select Smaller-Cap Value Class 1 Shares Subaccount	Davis Value Subaccount	Dreyfus VIF Appreciation Service Shares Subaccount	Eaton Vance VT Floating-Rate Income Subaccount	Eaton Vance VT Large-Cap Value Subaccount
Net Assets as of December 31, 2014:	$9,010,848	$78,649,084	$19,668,294	$3,486,430	$3,685,377

Investment Income:
Reinvested Dividends	—	565,830	236,157	111,047	14,478
Investment Expense:
Mortality and Expense Risk and Administrative Charges	136,042	1,056,217	223,541	47,132	47,909

Net Investment Income (Loss)	(136,042)	(490,387)	12,616	63,915	(33,431)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	10,919,321	896,393	—	1,248,293
Realized Gain (Loss) on Investments	709,088	1,306,435	1,765,101	(37,752)	74,143

Net Realized Capital Gains (Losses) on Investments	709,088	12,225,756	2,661,494	(37,752)	1,322,436
Net Change in Unrealized Appreciation (Depreciation)	(886,220)	(11,524,940)	(3,260,916)	(88,744)	(1,373,675)

Net Gain (Loss) on Investment	(177,132)	700,816	(599,422)	(126,496)	(51,239)
Net Increase (Decrease) in Net Assets Resulting from Operations	(313,174)	210,429	(586,806)	(62,581)	(84,670)

Increase (Decrease) in Net Assets from Contract Transactions	(1,146,969)	(9,750,281)	(7,090,597)	(531,572)	(360,435)

Total Increase (Decrease) in Net Assets	(1,460,143)	(9,539,852)	(7,677,403)	(594,153)	(445,105)

Net Assets as of December 31, 2015:	$7,550,705	$69,109,232	$11,990,891	$2,892,277	$3,240,272

Investment Income:
Reinvested Dividends	—	801,501	164,372	103,248	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	115,933	906,512	162,623	41,706	43,329

Net Investment Income (Loss)	(115,933)	(105,011)	1,749	61,542	(43,329)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	9,599,373	1,745,565	—	—
Realized Gain (Loss) on Investments	508,659	(854,491)	200,426	(32,413)	(214,184)

Net Realized Capital Gains (Losses) on Investments	508,659	8,744,882	1,945,991	(32,413)	(214,184)
Net Change in Unrealized Appreciation (Depreciation)	486,229	(2,412,739)	(1,242,581)	183,063	485,564

Net Gain (Loss) on Investment	994,888	6,332,143	703,410	150,650	271,380
Net Increase (Decrease) in Net Assets Resulting from Operations	878,955	6,227,132	705,159	212,192	228,051

Increase (Decrease) in Net Assets from Contract Transactions	(250,477)	(8,690,522)	(908,543)	(69,133)	(358,320)

Total Increase (Decrease) in Net Assets	628,478	(2,463,390)	(203,384)	143,059	(130,269)

Net Assets as of December 31, 2016:	$8,179,183	$66,645,842	$11,787,507	$3,035,336	$3,110,003

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Advisors Life Insurancy Company

Merrill Lynch Life Variable Annuity Separate Account A

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016

	Federated Kaufmann II Primary Shares Subaccount	Federated Managed Tail Risk II Primary Shares Subaccount	Franklin Templeton Foreign Class 2 Shares Subaccount	Franklin Templeton Growth Class 2 Shares Subaccount	Invesco V.I. American Franchise Series I Shares Subaccount
Net Assets as of December 31, 2014:	$27,866,728	$4,211,959	$3,041,383	$2,690,608	$22,987,398

Investment Income:
Reinvested Dividends	—	64,656	93,375	58,078	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	397,745	53,649	40,487	32,966	303,702

Net Investment Income (Loss)	(397,745)	11,007	52,888	25,112	(303,702)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,936,662	5,418	95,372	—	114,585
Realized Gain (Loss) on Investments	1,741,813	(68,515)	33,718	172,899	1,126,646

Net Realized Capital Gains (Losses) on Investments	5,678,475	(63,097)	129,090	172,899	1,241,231
Net Change in Unrealized Appreciation (Depreciation)	(3,870,174)	(234,588)	(392,995)	(379,384)	(159,912)

Net Gain (Loss) on Investment	1,808,301	(297,685)	(263,905)	(206,485)	1,081,319
Net Increase (Decrease) in Net Assets Resulting from Operations	1,410,556	(286,678)	(211,017)	(181,373)	777,617

Increase (Decrease) in Net Assets from Contract Transactions	(2,372,532)	(505,202)	(261,838)	(377,689)	(2,791,114)

Total Increase (Decrease) in Net Assets	(961,976)	(791,880)	(472,855)	(559,062)	(2,013,497)

Net Assets as of December 31, 2015:	$26,904,752	$3,420,079	$2,568,528	$2,131,546	$20,973,901

Investment Income:
Reinvested Dividends	—	52,274	49,016	40,677	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	337,125	40,594	34,438	27,828	255,494

Net Investment Income (Loss)	(337,125)	11,680	14,578	12,849	(255,494)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,750,844	—	43,902	78,235	1,646,852
Realized Gain (Loss) on Investments	744,982	(178,459)	(6,313)	73,967	1,024,112

Net Realized Capital Gains (Losses) on Investments	2,495,826	(178,459)	37,589	152,202	2,670,964
Net Change in Unrealized Appreciation (Depreciation)	(1,774,055)	(10,622)	84,534	(18,957)	(2,403,834)

Net Gain (Loss) on Investment	721,771	(189,081)	122,123	133,245	267,130
Net Increase (Decrease) in Net Assets Resulting from Operations	384,646	(177,401)	136,701	146,094	11,636

Increase (Decrease) in Net Assets from Contract Transactions	(2,878,490)	(584,585)	(228,686)	(310,959)	(2,768,241)

Total Increase (Decrease) in Net Assets	(2,493,844)	(761,986)	(91,985)	(164,865)	(2,756,605)

Net Assets as of December 31, 2016:	$24,410,908	$2,658,093	$2,476,543	$1,966,681	$18,217,296

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Advisors Life Insurancy Company

Merrill Lynch Life Variable Annuity Separate Account A

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016

	Invesco V.I. Comstock Series I Shares Subaccount	Invesco V.I. Core Equity Series I Shares Subaccount	Invesco V.I. International Growth Series I Shares Subaccount	Invesco V.I. Mid Cap Core Equity Series I Shares Subaccount	Invesco V.I. Value Opportunities Series I Shares Subaccount
Net Assets as of December 31, 2014:	$112,237,514	$57,997,517	$9,972,468	$4,314,562	$268,769

Investment Income:
Reinvested Dividends	1,974,609	591,587	141,311	13,878	6,784
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,481,194	727,183	153,724	62,723	3,677

Net Investment Income (Loss)	493,415	(135,596)	(12,413)	(48,845)	3,107
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	279,581	5,410,099	—	372,679	19,044
Realized Gain (Loss) on Investments	5,694,388	2,699,796	314,918	83,464	4,541

Net Realized Capital Gains (Losses) on Investments	5,973,969	8,109,895	314,918	456,143	23,585
Net Change in Unrealized Appreciation (Depreciation)	(13,891,790)	(11,714,883)	(647,828)	(611,815)	(57,323)

Net Gain (Loss) on Investment	(7,917,821)	(3,604,988)	(332,910)	(155,672)	(33,738)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,424,406)	(3,740,584)	(345,323)	(204,517)	(30,631)

Increase (Decrease) in Net Assets from Contract Transactions	(10,847,564)	(6,342,114)	(705,858)	(535,256)	(8,036)

Total Increase (Decrease) in Net Assets	(18,271,970)	(10,082,698)	(1,051,181)	(739,773)	(38,667)

Net Assets as of December 31, 2015:	$93,965,544	$47,914,819	$8,921,287	$3,574,789	$230,102

Investment Income:
Reinvested Dividends	1,291,199	349,676	116,438	2,490	942
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,212,572	634,328	130,825	51,887	3,334

Net Investment Income (Loss)	78,627	(284,652)	(14,387)	(49,397)	(2,392)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,442,610	3,134,253	—	212,270	70,208
Realized Gain (Loss) on Investments	6,082,598	1,651,810	214,303	17,583	5,310

Net Realized Capital Gains (Losses) on Investments	12,525,208	4,786,063	214,303	229,853	75,518
Net Change in Unrealized Appreciation (Depreciation)	(608,488)	(588,660)	(370,931)	193,797	(35,695)

Net Gain (Loss) on Investment	11,916,720	4,197,403	(156,628)	423,650	39,823
Net Increase (Decrease) in Net Assets Resulting from Operations	11,995,347	3,912,751	(171,015)	374,253	37,431

Increase (Decrease) in Net Assets from Contract Transactions	(17,781,887)	(5,037,978)	(701,499)	(644,820)	(2,975)

Total Increase (Decrease) in Net Assets	(5,786,540)	(1,125,227)	(872,514)	(270,567)	34,456

Net Assets as of December 31, 2016:	$88,179,004	$46,789,592	$8,048,773	$3,304,222	$264,558

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Advisors Life Insurancy Company

Merrill Lynch Life Variable Annuity Separate Account A

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016

	Janus Aspen - Enterprise Service Shares Subaccount	Janus Aspen - Forty Service Shares Subaccount	MFS® Growth Initial Class Subaccount	Oppenheimer Capital Appreciation Service Shares Subaccount	Oppenheimer Main Street Small Cap® Service Shares Subaccount
Net Assets as of December 31, 2014:	$605,113	$6,078,235	$72,759,027	$1,846,584	$3,184,017

Investment Income:
Reinvested Dividends	4,101	74,462	109,838	—	18,913
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,144	86,400	985,931	24,222	42,052

Net Investment Income (Loss)	(4,043)	(11,938)	(876,093)	(24,222)	(23,139)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	59,209	1,165,700	3,822,295	328,598	438,072
Realized Gain (Loss) on Investments	59,283	28,517	4,499,674	135,554	211,916

Net Realized Capital Gains (Losses) on Investments	118,492	1,194,217	8,321,969	464,152	649,988
Net Change in Unrealized Appreciation (Depreciation)	(96,920)	(585,623)	(3,225,774)	(411,057)	(842,918)

Net Gain (Loss) on Investment	21,572	608,594	5,096,195	53,095	(192,930)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,529	596,656	4,220,102	28,873	(216,069)

Increase (Decrease) in Net Assets from Contract Transactions	(117,584)	(884,665)	(7,625,343)	(232,258)	(301,514)

Total Increase (Decrease) in Net Assets	(100,055)	(288,009)	(3,405,241)	(203,385)	(517,583)

Net Assets as of December 31, 2015:	$505,058	$5,790,226	$69,353,786	$1,643,199	$2,666,434

Investment Income:
Reinvested Dividends	3,665	46,271	28,227	1,763	6,441
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,321	76,647	887,407	19,093	35,690

Net Investment Income (Loss)	(3,656)	(30,376)	(859,180)	(17,330)	(29,249)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	39,208	688,414	3,850,529	161,178	99,160
Realized Gain (Loss) on Investments	36,615	(293,237)	5,075,355	87,457	128,052

Net Realized Capital Gains (Losses) on Investments	75,823	395,177	8,925,884	248,635	227,212
Net Change in Unrealized Appreciation (Depreciation)	(19,300)	(331,853)	(7,548,611)	(309,050)	175,737

Net Gain (Loss) on Investment	56,523	63,324	1,377,273	(60,415)	402,949
Net Increase (Decrease) in Net Assets Resulting from Operations	52,867	32,948	518,093	(77,745)	373,700

Increase (Decrease) in Net Assets from Contract Transactions	(3,485)	(384,260)	(7,432,555)	(301,583)	(390,099)

Total Increase (Decrease) in Net Assets	49,382	(351,312)	(6,914,462)	(379,328)	(16,399)

Net Assets as of December 31, 2016:	$554,440	$5,438,914	$62,439,324	$1,263,871	$2,650,035

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Advisors Life Insurancy Company

Merrill Lynch Life Variable Annuity Separate Account A

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016

	Oppenheimer Main Street® Service Shares Subaccount	PIMCO CommodityRealReturn® Strategy Administrative Class Subaccount	PIMCO Low Duration Administrative Class Subaccount	PIMCO Real Return Administrative Class Subaccount	PIMCO Total Return Administrative Class Subaccount
Net Assets as of December 31, 2014:	$750,864	$11,153,741	$64,974,776	$41,971,308	$330,794,260

Investment Income:
Reinvested Dividends	4,534	451,961	2,028,411	1,525,301	13,513,989
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,918	155,907	924,252	593,458	4,169,810

Net Investment Income (Loss)	(5,384)	296,054	1,104,159	931,843	9,344,179
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	106,062	—	—	—	2,683,517
Realized Gain (Loss) on Investments	42,419	(1,188,164)	(23,567)	(655,314)	(131,177)

Net Realized Capital Gains (Losses) on Investments	148,481	(1,188,164)	(23,567)	(655,314)	2,552,340
Net Change in Unrealized Appreciation (Depreciation)	(127,807)	(2,144,398)	(1,789,429)	(1,870,016)	(14,395,346)

Net Gain (Loss) on Investment	20,674	(3,332,562)	(1,812,996)	(2,525,330)	(11,843,006)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,290	(3,036,508)	(708,837)	(1,593,487)	(2,498,827)

Increase (Decrease) in Net Assets from Contract Transactions	(95,748)	1,342,925	(7,578,422)	(4,092,039)	(78,190,019)

Total Increase (Decrease) in Net Assets	(80,458)	(1,693,583)	(8,287,259)	(5,685,526)	(80,688,846)

Net Assets as of December 31, 2015:	$670,406	$9,460,158	$56,687,517	$36,285,782	$250,105,414

Investment Income:
Reinvested Dividends	6,019	102,538	807,229	774,926	4,871,311
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,738	140,403	811,555	520,401	3,312,364

Net Investment Income (Loss)	(3,719)	(37,865)	(4,326)	254,525	1,558,947
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	83,950	—	—	—	—
Realized Gain (Loss) on Investments	23,958	(2,334,521)	(230,625)	(808,227)	(1,513,094)

Net Realized Capital Gains (Losses) on Investments	107,908	(2,334,521)	(230,625)	(808,227)	(1,513,094)
Net Change in Unrealized Appreciation (Depreciation)	(34,361)	3,617,709	175,470	1,846,913	3,513,319

Net Gain (Loss) on Investment	73,547	1,283,188	(55,155)	1,038,686	2,000,225
Net Increase (Decrease) in Net Assets Resulting from Operations	69,828	1,245,323	(59,481)	1,293,211	3,559,172

Increase (Decrease) in Net Assets from Contract Transactions	42,094	(1,250,366)	(3,821,882)	(4,314,892)	(39,567,270)

Total Increase (Decrease) in Net Assets	111,922	(5,043)	(3,881,363)	(3,021,681)	(36,008,098)

Net Assets as of December 31, 2016:	$782,328	$9,455,115	$52,806,154	$33,264,101	$214,097,316

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Advisors Life Insurancy Company

Merrill Lynch Life Variable Annuity Separate Account A

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016

	Pioneer Emerging Markets VCT Class II Shares Subaccount	Pioneer Fund VCT Class II Shares Subaccount	Pioneer High Yield VCT Class II Shares Subaccount	Pioneer Real Estate Shares VCT Class II Shares Subaccount	TA AB Dynamic Allocation Service Class Subaccount
Net Assets as of December 31, 2014:	$3,215,411	$947,081	$2,777,952	$3,355,682	$464,227

Investment Income:
Reinvested Dividends	115,254	7,938	122,494	57,420	5,202
Investment Expense:
Mortality and Expense Risk and Administrative Charges	43,131	12,973	39,075	44,312	7,260

Net Investment Income (Loss)	72,123	(5,035)	83,419	13,108	(2,058)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	430,342	254,113	94,865	320,208	—
Realized Gain (Loss) on Investments	(342,620)	(39,828)	(64,116)	(16,125)	15,342

Net Realized Capital Gains (Losses) on Investments	87,722	214,285	30,749	304,083	15,342
Net Change in Unrealized Appreciation (Depreciation)	(649,807)	(230,701)	(258,982)	(254,060)	(22,457)

Net Gain (Loss) on Investment	(562,085)	(16,416)	(228,233)	50,023	(7,115)
Net Increase (Decrease) in Net Assets Resulting from Operations	(489,962)	(21,451)	(144,814)	63,131	(9,173)

Increase (Decrease) in Net Assets from Contract Transactions	(263,981)	(6,104)	(214,734)	(1,026,732)	21,433

Total Increase (Decrease) in Net Assets	(753,943)	(27,555)	(359,548)	(963,601)	12,260

Net Assets as of December 31, 2015:	$2,461,468	$919,526	$2,418,404	$2,392,081	$476,487

Investment Income:
Reinvested Dividends	4,611	9,590	113,043	82,122	6,995
Investment Expense:
Mortality and Expense Risk and Administrative Charges	35,394	12,383	34,510	36,479	8,251

Net Investment Income (Loss)	(30,783)	(2,793)	78,533	45,643	(1,256)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	159,431	—	450,172	—
Realized Gain (Loss) on Investments	(341,029)	(79,952)	(78,602)	(40,694)	7,920

Net Realized Capital Gains (Losses) on Investments	(341,029)	79,479	(78,602)	409,478	7,920
Net Change in Unrealized Appreciation (Depreciation)	501,770	(4,586)	277,461	(357,533)	(5,813)

Net Gain (Loss) on Investment	160,741	74,893	198,859	51,945	2,107
Net Increase (Decrease) in Net Assets Resulting from Operations	129,958	72,100	277,392	97,588	851

Increase (Decrease) in Net Assets from Contract Transactions	13,391	(55,324)	(299,775)	218,567	84,177

Total Increase (Decrease) in Net Assets	143,349	16,776	(22,383)	316,155	85,028

Net Assets as of December 31, 2016:	$2,604,817	$936,302	$2,396,021	$2,708,236	$561,515

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Advisors Life Insurancy Company

Merrill Lynch Life Variable Annuity Separate Account A

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016

	TA Barrow Hanley Dividend Focused Service Class Subaccount	TA Janus Mid-Cap Growth Service Class Subaccount	TA Legg Mason Dynamic Allocation - Balanced Service Class Subaccount	TA Legg Mason Dynamic Allocation - Growth Service Class Subaccount
Net Assets as of December 31, 2014:	$37,003,104	$28,810,795	$671,088	$519,191

Investment Income:
Reinvested Dividends	587,651	—	7,814	1,751
Investment Expense:
Mortality and Expense Risk and Administrative Charges	530,605	412,738	11,433	5,411

Net Investment Income (Loss)	57,046	(412,738)	(3,619)	(3,660)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	4,109,839	—	—
Realized Gain (Loss) on Investments	129,521	571,855	17,015	22,177

Net Realized Capital Gains (Losses) on Investments	129,521	4,681,694	17,015	22,177
Net Change in Unrealized Appreciation (Depreciation)	(2,063,873)	(6,000,116)	(46,349)	(29,433)

Net Gain (Loss) on Investment	(1,934,352)	(1,318,422)	(29,334)	(7,256)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,877,306)	(1,731,160)	(32,953)	(10,916)

Increase (Decrease) in Net Assets from Contract Transactions	(3,054,577)	(1,915,040)	93,222	(240,822)

Total Increase (Decrease) in Net Assets	(4,931,883)	(3,646,200)	60,269	(251,738)

Net Assets as of December 31, 2015:	$32,071,221	$25,164,595	$731,357	$267,453

Investment Income:
Reinvested Dividends	865,594	—	7,962	1,108
Investment Expense:
Mortality and Expense Risk and Administrative Charges	609,274	350,404	10,372	2,679

Net Investment Income (Loss)	256,320	(350,404)	(2,410)	(1,571)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	2,324,585	15,627	2,036
Realized Gain (Loss) on Investments	188,146	(431,375)	2,311	1,524

Net Realized Capital Gains (Losses) on Investments	188,146	1,893,210	17,938	3,560
Net Change in Unrealized Appreciation (Depreciation)	5,142,428	(2,478,659)	(30,189)	(4,510)

Net Gain (Loss) on Investment	5,330,574	(585,449)	(12,251)	(950)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,586,894	(935,853)	(14,661)	(2,521)

Increase (Decrease) in Net Assets from Contract Transactions	18,430,021	(874,043)	35,226	(154,868)

Total Increase (Decrease) in Net Assets	24,016,915	(1,809,896)	20,565	(157,389)

Net Assets as of December 31, 2016:	$56,088,136	$23,354,699	$751,922	$110,064

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Advisors Life Insurancy Company

Merrill Lynch Life Variable Annuity Separate Account A

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016

	TA Managed Risk - Balanced ETF Service Class Subaccount	TA Managed Risk - Conservative ETF Service Class Subaccount	TA Managed Risk - Growth ETF Service Class Subaccount	TA Market Participation Strategy Service Class Subaccount	TA PIMCO Tactical - Balanced Service Class Subaccount
Net Assets as of December 31, 2014:	$3,326,558	$1,514,195	$1,388,916	$—	$434,538

Investment Income:
Reinvested Dividends	52,914	20,880	28,639	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	57,114	19,167	25,802	2	4,222

Net Investment Income (Loss)	(4,200)	1,713	2,837	(2)	(4,222)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	166,605	61,045	167,206	—	11,634
Realized Gain (Loss) on Investments	(6,072)	(4,252)	(3,987)	11	(707)

Net Realized Capital Gains (Losses) on Investments	160,533	56,793	163,219	11	10,927
Net Change in Unrealized Appreciation (Depreciation)	(298,143)	(85,779)	(274,422)	–	(19,445)

Net Gain (Loss) on Investment	(137,610)	(28,986)	(111,203)	11	(8,518)
Net Increase (Decrease) in Net Assets Resulting from Operations	(141,810)	(27,273)	(108,366)	9	(12,740)

Increase (Decrease) in Net Assets from Contract Transactions	834,210	(86,292)	941,198	(9)	(186,444)

Total Increase (Decrease) in Net Assets	692,400	(113,565)	832,832	—	(199,184)

Net Assets as of December 31, 2015:	$4,018,958	$1,400,630	$2,221,748	$—	$235,354

Investment Income:
Reinvested Dividends	70,063	40,211	24,580	—	676
Investment Expense:
Mortality and Expense Risk and Administrative Charges	52,641	27,622	24,806	—	3,384

Net Investment Income (Loss)	17,422	12,589	(226)	—	(2,708)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	34,381	22,505	—	—	—
Realized Gain (Loss) on Investments	(131,018)	(23,883)	(194,399)	—	(259)

Net Realized Capital Gains (Losses) on Investments	(96,637)	(1,378)	(194,399)	—	(259)
Net Change in Unrealized Appreciation (Depreciation)	184,368	24,012	254,875	—	11,918

Net Gain (Loss) on Investment	87,731	22,634	60,476	—	11,659
Net Increase (Decrease) in Net Assets Resulting from Operations	105,153	35,223	60,250	—	8,951

Increase (Decrease) in Net Assets from Contract Transactions	(936,423)	1,079,329	(741,406)	—	49,932

Total Increase (Decrease) in Net Assets	(831,270)	1,114,552	(681,156)	—	58,883

Net Assets as of December 31, 2016:	$3,187,688	$2,515,182	$1,540,592	$—	$294,237

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Advisors Life Insurancy Company

Merrill Lynch Life Variable Annuity Separate Account A

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016

	TA PIMCO Tactical - Conservative Service Class Subaccount	TA PIMCO Tactical - Growth Service Class Subaccount	TA QS Investors Active Asset Allocation - Conservative Service Class Subaccount	TA QS Investors Active Asset Allocation - Moderate Service Class Subaccount
Net Assets as of December 31, 2014:	$236,157	$93,248	$1,866,223	$2,250,136

Investment Income:
Reinvested Dividends	776	—	19,039	18,224
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,530	1,640	25,730	26,340

Net Investment Income (Loss)	(2,754)	(1,640)	(6,691)	(8,116)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,212	3,172	55,127	75,552
Realized Gain (Loss) on Investments	311	(335)	(128)	28,152

Net Realized Capital Gains (Losses) on Investments	6,523	2,837	54,999	103,704
Net Change in Unrealized Appreciation (Depreciation)	(13,133)	(8,064)	(119,317)	(201,149)

Net Gain (Loss) on Investment	(6,610)	(5,227)	(64,318)	(97,445)
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,364)	(6,867)	(71,009)	(105,561)

Increase (Decrease) in Net Assets from Contract Transactions	58,179	39,777	63,607	(319,310)

Total Increase (Decrease) in Net Assets	48,815	32,910	(7,402)	(424,871)

Net Assets as of December 31, 2015:	$284,972	$126,158	$1,858,821	$1,825,265

Investment Income:
Reinvested Dividends	2,336	—	24,526	23,807
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,329	1,818	27,417	23,885

Net Investment Income (Loss)	(4,993)	(1,818)	(2,891)	(78)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—
Realized Gain (Loss) on Investments	971	(268)	(9,492)	(21,060)

Net Realized Capital Gains (Losses) on Investments	971	(268)	(9,492)	(21,060)
Net Change in Unrealized Appreciation (Depreciation)	21,682	7,906	29,214	35,678

Net Gain (Loss) on Investment	22,653	7,638	19,722	14,618
Net Increase (Decrease) in Net Assets Resulting from Operations	17,660	5,820	16,831	14,540

Increase (Decrease) in Net Assets from Contract Transactions	423,435	104,726	879,555	(624,305)

Total Increase (Decrease) in Net Assets	441,095	110,546	896,386	(609,765)

Net Assets as of December 31, 2016:	$726,067	$236,704	$2,755,207	$1,215,500

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Advisors Life Insurancy Company

Merrill Lynch Life Variable Annuity Separate Account A

Statement of Operations and Change in Net Assets

Years Ended December 31, 2015 and 2016

	TA QS Investors Active Asset Allocation - Moderate Growth Service Class Subaccount	TA Small/Mid Cap Value Service Class Subaccount	TA WMC US Growth Service Class Subaccount	Wanger International Subaccount	Wanger USA Subaccount
Net Assets as of December 31, 2014:	$924,180	$45,617,665	$46,450,977	$36,892,378	$15,954,359

Investment Income:
Reinvested Dividends	9,064	333,383	230,117	501,830	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,848	649,001	674,250	526,519	229,883

Net Investment Income (Loss)	(3,784)	(315,618)	(444,133)	(24,689)	(229,883)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	52,677	5,003,559	14,509,604	3,040,265	2,481,645
Realized Gain (Loss) on Investments	4,861	477,512	1,990,640	(1,253,094)	254,517

Net Realized Capital Gains (Losses) on Investments	57,538	5,481,071	16,500,244	1,787,171	2,736,162
Net Change in Unrealized Appreciation (Depreciation)	(129,108)	(6,764,072)	(13,796,674)	(2,046,823)	(2,711,825)

Net Gain (Loss) on Investment	(71,570)	(1,283,001)	2,703,570	(259,652)	24,337
Net Increase (Decrease) in Net Assets Resulting from Operations	(75,354)	(1,598,619)	2,259,437	(284,341)	(205,546)

Increase (Decrease) in Net Assets from Contract Transactions	323,677	(4,394,522)	(8,149,100)	(4,651,429)	(1,685,721)

Total Increase (Decrease) in Net Assets	248,323	(5,993,141)	(5,889,663)	(4,935,770)	(1,891,267)

Net Assets as of December 31, 2015:	$1,172,503	$39,624,524	$40,561,314	$31,956,608	$14,063,092

Investment Income:
Reinvested Dividends	15,109	206,069	66,670	341,680	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	18,485	573,846	574,450	447,631	203,890

Net Investment Income (Loss)	(3,376)	(367,777)	(507,780)	(105,951)	(203,890)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	3,973,744	1,627,500	2,426,073	3,860,790
Realized Gain (Loss) on Investments	(7,954)	(304,382)	103,830	(1,670,509)	(577,933)

Net Realized Capital Gains (Losses) on Investments	(7,954)	3,669,362	1,731,330	755,564	3,282,857
Net Change in Unrealized Appreciation (Depreciation)	22,181	3,491,291	(887,531)	(1,433,616)	(1,486,811)

Net Gain (Loss) on Investment	14,227	7,160,653	843,799	(678,052)	1,796,046
Net Increase (Decrease) in Net Assets Resulting from Operations	10,851	6,792,876	336,019	(784,003)	1,592,156

Increase (Decrease) in Net Assets from Contract Transactions	229,850	(5,099,056)	(3,198,183)	(3,420,237)	(1,195,985)

Total Increase (Decrease) in Net Assets	240,701	1,693,820	(2,862,164)	(4,204,240)	396,171

Net Assets as of December 31, 2016:	$1,413,204	$41,318,344	$37,699,150	$27,752,368	$14,459,263

See Accompanying Notes.

(1)	See Footnote 1

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2016

1. Organization

Merrill Lynch Life Variable Annuity Separate Account A (the Separate Account) is a segregated investment account of Transamerica Advisors Life Insurance Company (TALIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TALIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TALIC other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Merrill Lynch Investor Choice Annuity®, Merrill Lynch Retirement Plus®, Merrill Lynch Retirement Power®, and Merrill Lynch Retirement Optimizer.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Global Thematic Growth Class A Shares	AB Global Thematic Growth Portfolio Class A Shares
AB Growth and Income Class A Shares	AB Growth and Income Portfolio Class A Shares
AB International Value Class A shares	AB International Value Portfolio Class A Shares
AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares
AB Small/Mid Cap Value Class A Shares	AB Small/Mid Cap Value Portfolio Class A Shares
AB Value Class A Shares	AB Value Portfolio Class A Shares
American Century Variable Series Funds, Inc.	American Century Variable Series Funds, Inc.
American Century VP International Class I Shares	American Century VP International Fund Class I Shares
American Century VP Ultra® Class I Shares	American Century VP Ultra® Fund Class I Shares
American Funds Insurance Series ®	American Funds Insurance Series ®
American Funds—Asset Allocation Class 2 Shares	American Funds—Asset Allocation Fund Class 2 Shares
American Funds—Bond Class 2 Shares	American Funds—Bond Fund Class 2 Shares
American Funds—Growth Class 2 Shares	American Funds—Growth Fund Class 2 Shares
American Funds—Growth-Income Class 2 Shares	American Funds—Growth-Income Fund Class 2 Shares
American Funds—International Class 2 Shares	American Funds—International Fund Class 2 Shares
BlackRock Funds, Inc.	BlackRock Funds, Inc.
BlackRock Basic Value V.I. Class I Shares	BlackRock Basic Value V.I. Fund Class I
BlackRock Capital Appreciation V.I. Class I Shares	BlackRock Capital Appreciation V.I. Fund Class I
BlackRock Equity Dividend V.I. Class I Shares	BlackRock Equity Dividend V.I. Fund Class I Shares
BlackRock Global Allocation V.I. Class I Shares	BlackRock Global Allocation V.I. Fund Class I Shares
BlackRock Global Opportunities V.I. Class I Shares	BlackRock Global Opportunities V.I. Fund Class I Shares
BlackRock Global Opportunities V.I. Class III Shares	BlackRock Global Opportunities V.I. Fund Class III Shares
BlackRock Government Money Market V.I. Class I Shares	BlackRock Government Money Markety V.I. Fund Class I Shares
BlackRock High Yield V.I. Class I Shares	BlackRock High Yield V.I. Fund Class I Shares
BlackRock International V.I. Class I Shares	BlackRock International V.I. Fund Class I Shares
BlackRock Large Cap Core V.I. Class I Shares	BlackRock Large Cap Core V.I. Fund Class I Shares
BlackRock Large Cap Growth V.I. Class I Shares	BlackRock Large Cap Growth V.I. Fund Class I Shares
BlackRock Large Cap Value V.I. Class I Shares	BlackRock Large Cap Value V.I. Fund Class I Shares
BlackRock Managed Volatility V.I. Class I Shares	BlackRock Managed Volatility V.I. Fund Class I Shares
BlackRock S&P 500 Index V.I. Class I Shares	BlackRock S&P 500 Index V.I. Fund Class I Shares
BlackRock Total Return V.I. Class I Shares	BlackRock Total Return V.I. Fund Class I

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2016

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
BlackRock Funds, Inc.	BlackRock Funds, Inc.
BlackRock U.S. Government Bond V.I. Class I Shares	BlackRock U.S. Government Bond V.I. Fund Class I Shares
BlackRock Value Opportunities V.I. Class I Shares	BlackRock Value Opportunities V.I. Fund Class I Shares
Columbia Funds Variable Insurance Trust II	Columbia Funds Variable Insurance Trust II
Columbia—Select Smaller-Cap Value Class 1 Shares	Columbia—Select Smaller-Cap Value Fund Class 1 Shares
Davis Variable Account Fund, Inc.	Davis Variable Account Fund, Inc.
Davis Value	Davis Value Portfolio
Dreyfus Variable Investment Fund	Dreyfus Variable Investment Fund
Dreyfus VIF Appreciation Service Shares	Dreyfus Appreciation Portfolio Service Shares
Eaton Vance Variable Trust	Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income	Eaton Vance VT Floating-Rate Income Fund
Eaton Vance VT Large-Cap Value	Eaton Vance VT Large-Cap Value Fund
Federated Insurance Series	Federated Insurance Series
Federated Kaufmann II Primary Shares	Federated Kaufmann Fund II Primary Shares
Federated Managed Tail Risk II Primary Shares	Federated Managed Tail Risk Fund II Primary Shares
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2
Franklin Templeton Growth Class 2 Shares	Franklin Templeton Growth Fund Class 2
AIM Variable Insurance Funds- (Invesco Variable Insurance)	AIM Variable Insurance Funds- (Invesco Variable Insurance)
Invesco V.I. American Franchise Series I Shares	Invesco V.I. American Franchise Fund Series I Shares
Invesco V.I. Comstock Series I Shares	Invesco V.I. Comstock Fund Series I Shares
Invesco V.I. Core Equity Series I Shares	Invesco V.I. Core Equity Fund Series I Shares
Invesco V.I. International Growth Series I Shares	Invesco V.I. International Growth Fund Series I Shares
Invesco V.I. Mid Cap Core Equity Series I Shares	Invesco V.I. Mid Cap Core Equity Fund Series I Shares
Invesco V.I. Value Opportunities Series I Shares	Invesco V.I. Value Opportunities Fund Series I Shares
Janus Aspen Series	Janus Aspen Series
Janus Aspen—Enterprise Service Shares	Janus Aspen—Enterprise Portfolio Service Shares
Janus Aspen—Forty Service Shares	Janus Aspen—Forty Portfolio Service Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® Growth Initial Class	MFS® Growth Series Initial Class
Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Service Shares	Oppenheimer Capital Appreciation Service Fund®/VA Class
Oppenheimer Main Street Small Cap® Service Shares	Oppenheimer Main Street Small Cap Fund®/VA Service Class
Oppenheimer Main Street® Service Shares	Oppenheimer Main Street Service Fund®/VA Class
PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
PIMCO CommodityRealReturn® Strategy Administrative Class	PIMCO CommodityRealReturn® Strategy Administrative Portfolio Class
PIMCO Low Duration Administrative Class	PIMCO Low Duration Administrative Portfolio Class
PIMCO Real Return Administrative Class	PIMCO Real Return Administrative Portfolio Class
PIMCO Total Return Administrative Class	PIMCO Total Return Administrative Portfolio Class
Pioneer Variable Contracts Trust	Pioneer Variable Contracts Trust
Pioneer Emerging Markets VCT Class II Shares	Pioneer Emerging Markets VCT Portfolio Class II Shares
Pioneer Fund VCT Class II Shares	Pioneer Fund VCT Portfolio Class II Shares
Pioneer High Yield VCT Class II Shares	Pioneer High Yield VCT Portfolio Class II Shares

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2016

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Pioneer Variable Contracts Trust	Pioneer Variable Contracts Trust
Pioneer Real Estate Shares VCT Class II Shares	Pioneer Real Estate Shares VCT Portfolio Class II Shares
Transamerica Series Trust	Transamerica Series Trust
TA AB Dynamic Allocation Service Class	Transamerica AB Dynamic Allocation VP Service Class
TA Barrow Hanley Dividend Focused Service Class	Transamerica Barrow Hanley Dividend Focused VP Service Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA Legg Mason Dynamic Allocation—Balanced Service Class	Transamerica Legg Mason Dynamic Allocation—Balanced VP Service Class
TA Legg Mason Dynamic Allocation—Growth Service Class	Transamerica Legg Mason Dynamic Allocation—Growth VP Service Class
TA Managed Risk—Balanced ETF Service Class	Transamerica Managed Risk—Balanced ETF VP Service Class
TA Managed Risk—Conservative ETF Service Class	Transamerica Managed Risk—Conservative ETF VP Service Class
TA Managed Risk—Growth ETF Service Class	Transamerica Managed Risk—Growth ETF VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Paticipation Strategy VP Service Class
TA PIMCO Tactical—Balanced Service Class	Transamerica PIMCO Tactical—Balanced VP Service Class
TA PIMCO Tactical—Conservative Service Class	Transamerica PIMCO Tactical—Conservative VP Service Class
TA PIMCO Tactical—Growth Service Class	Transamerica PIMCO Tactical—Growth VP Service Class
TA QS Investors Active Asset Allocation—Conservative Service Class	Transamerica QS Investors Active Asset Allocation—Conservative VP Service Class
TA QS Investors Active Asset Allocation—Moderate Service Class	Transamerica QS Investors Active Asset Allocation—Moderate VP Service Class
TA QS Investors Active Asset Allocation—Moderate Growth Service Class	Transamerica QS Investors Active Asset Allocation—Moderate Growth VP Service Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Wanger Advisors Trust	Wanger Advisors Trust
Wanger International	Wanger International
Wanger USA	Wanger USA

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA Barrow Hanley Dividend Focused Service Class	February 5, 2014
TA PIMCO Tactical—Balanced Service Class	September 17, 2012
TA PIMCO Tactical—Conservative Service Class	September 17, 2012
TA PIMCO Tactical—Growth Service Class	September 17, 2012
TA Market Participation Strategy Service Class	September 17, 2012
TA Legg Mason Dynamic Allocation—Balanced Service Class	May 1, 2012
TA Legg Mason Dynamic Allocation—Growth Service Class	May 1, 2012
TA Managed Risk—Balanced ETF Service Class	May 1, 2012
TA Managed Risk—Conservative ETF Service Class	May 1, 2012
TA Managed Risk—Growth ETF Service Class	May 1, 2012
TA QS Investors Active Asset Allocation—Conservative Service Class	May 1, 2012

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2016

1. Organization (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA QS Investors Active Asset Allocation—Moderate Service Class	May 1, 2012
TA QS Investors Active Asset Allocation—Moderate Growth Service Class	May 1, 2012

The following subaccount name changes were made effective during the fiscal year ended December 31, 2016:

Subaccount	Formerly
TA Janus Mid-Cap Growth Service Class	TA Morgan Stanley Mid-Cap Growth Service Class
TA Small/Mid Cap Value Service Class	TA Systematic Small/Mid Cap Value Service Class

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2016

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2016.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2016.

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2016

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2016 were as follows:

Subaccount	Purchases	Sales
AB Global Thematic Growth Class A Shares	$488,529	$1,740,817
AB Growth and Income Class A Shares	706,141	1,788,884
AB International Value Class A Shares	339,173	481,074
AB Large Cap Growth Class A Shares	9,557,720	10,372,864
AB Small/Mid Cap Value Class A Shares	842,721	906,779
AB Value Class A Shares	284,780	260,676
American Century VP International Class I Shares	979,604	3,781,492
American Century VP Ultra® Class I Shares	887,116	1,232,550
American Funds—Asset Allocation Class 2 Shares	1,794,517	2,082,519
American Funds—Bond Class 2 Shares	1,493,528	1,994,693
American Funds—Growth Class 2 Shares	4,543,202	4,997,675
American Funds—Growth-Income Class 2 Shares	2,973,061	3,380,260
American Funds—International Class 2 Shares	10,569,387	20,203,596
BlackRock Basic Value V.I. Class I Shares	10,505,646	36,223,175
BlackRock Capital Appreciation V.I. Class I Shares	7,801,851	18,241,300
BlackRock Equity Dividend V.I. Class I Shares	716,756	2,271,300
BlackRock Global Allocation V.I. Class I Shares	9,921,615	56,904,321
BlackRock Global Opportunities V.I. Class I Shares	851,651	3,164,117
BlackRock Global Opportunities V.I. Class III Shares	358,057	258,498
BlackRock Government Money Market V.I. Class I Shares	22,643,477	29,860,819
BlackRock High Yield V.I. Class I Shares	6,711,479	14,268,205
BlackRock International V.I. Class I Shares	1,977,515	9,627,642
BlackRock Large Cap Core V.I. Class I Shares	14,656,325	23,687,651
BlackRock Large Cap Growth V.I. Class I Shares	8,187,970	10,826,965
BlackRock Large Cap Value V.I. Class I Shares	7,063,993	9,845,204
BlackRock Managed Volatility V.I. Class I Shares	462,632	2,323,684
BlackRock S&P 500 Index V.I. Class I Shares	17,857,510	15,571,445
BlackRock Total Return V.I. Class I Shares	25,134,500	21,189,382
BlackRock U.S. Government Bond V.I. Class I Shares	4,744,101	12,836,111
BlackRock Value Opportunities V.I. Class I Shares	5,165,341	15,007,609
Columbia—Select Smaller-Cap Value Class 1 Shares	915,137	1,281,545
Davis Value	12,452,617	11,648,774
Dreyfus VIF Appreciation Service Shares	2,838,752	1,999,984
Eaton Vance VT Floating-Rate Income	700,866	708,384
Eaton Vance VT Large-Cap Value	574,195	975,844
Federated Kaufmann II Primary Shares	3,065,623	4,530,395

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2016

3. Investments (continued)

Subaccount	Purchases	Sales
Federated Managed Tail Risk II Primary Shares	$416,475	$989,381
Franklin Templeton Foreign Class 2 Shares	122,706	292,912
Franklin Templeton Growth Class 2 Shares	213,503	433,379
Invesco V.I. American Franchise Series I Shares	1,694,814	3,071,697
Invesco V.I. Comstock Series I Shares	9,708,398	20,969,046
Invesco V.I. Core Equity Series I Shares	3,990,497	6,178,888
Invesco V.I. International Growth Series I Shares	838,763	1,554,653
Invesco V.I. Mid Cap Core Equity Series I Shares	412,912	894,858
Invesco V.I. Value Opportunities Series I Shares	86,302	21,462
Janus Aspen—Enterprise Service Shares	255,722	223,655
Janus Aspen—Forty Service Shares	2,229,675	1,955,897
MFS® Growth Initial Class	6,279,862	10,721,053
Oppenheimer Capital Appreciation Service Shares	289,876	447,595
Oppenheimer Main Street Small Cap® Service Shares	242,823	563,009
Oppenheimer Main Street® Service Shares	264,529	142,205
PIMCO CommodityRealReturn® Strategy Administrative Class	949,313	2,237,541
PIMCO Low Duration Administrative Class	3,988,128	7,814,369
PIMCO Real Return Administrative Class	2,229,286	6,289,663
PIMCO Total Return Administrative Class	12,069,072	50,077,353
Pioneer Emerging Markets VCT Class II Shares	485,655	503,045
Pioneer Fund VCT Class II Shares	404,893	303,581
Pioneer High Yield VCT Class II Shares	232,434	453,549
Pioneer Real Estate Shares VCT Class II Shares	1,165,028	450,644
TA AB Dynamic Allocation Service Class	190,649	107,728
TA Barrow Hanley Dividend Focused Service Class	24,598,845	5,912,501
TA Janus Mid-Cap Growth Service Class	4,736,316	3,636,179
TA Legg Mason Dynamic Allocation—Balanced Service Class	143,143	94,700
TA Legg Mason Dynamic Allocation—Growth Service Class	4,934	159,335
TA Managed Risk—Balanced ETF Service Class	493,206	1,377,829
TA Managed Risk—Conservative ETF Service Class	1,446,842	332,419
TA Managed Risk—Growth ETF Service Class	207,453	949,087
TA Market Participation Strategy Service Class	—	—
TA PIMCO Tactical—Balanced Service Class	53,769	6,544
TA PIMCO Tactical—Conservative Service Class	435,655	17,212
TA PIMCO Tactical—Growth Service Class	108,692	5,784
TA QS Investors Active Asset Allocation—Conservative Service Class	1,014,732	138,067

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2016

3. Investments (continued)

Subaccount	Purchases	Sales
TA QS Investors Active Asset Allocation—Moderate Service Class	$165,144	$789,526
TA QS Investors Active Asset Allocation—Moderate Growth Service Class	315,862	89,387
TA Small/Mid Cap Value Service Class	4,791,151	6,284,247
TA WMC US Growth Service Class	3,075,402	5,153,872
Wanger International	3,968,294	5,068,401
Wanger USA	4,739,591	2,278,677

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Global Thematic Growth Class A Shares	58,040	(198,940)	(140,900)	96,186	(108,802)	(12,616)
AB Growth and Income Class A Shares	8,753	(85,492)	(76,739)	6,832	(57,069)	(50,237)
AB International Value Class A Shares	49,827	(69,822)	(19,995)	30,446	(91,614)	(61,168)
AB Large Cap Growth Class A Shares	23,025	(377,918)	(354,893)	18,671	(363,956)	(345,285)
AB Small/Mid Cap Value Class A Shares	25,131	(36,954)	(11,823)	15,932	(29,139)	(13,207)
AB Value Class A Shares	18,627	(16,455)	2,172	933	(23,171)	(22,238)
American Century VP International Class I Shares	57,133	(275,490)	(218,357)	51,813	(280,854)	(229,041)
American Century VP Ultra® Class I Shares	35,286	(63,696)	(28,410)	36,744	(60,029)	(23,285)
American Funds—Asset Allocation Class 2 Shares	71,147	(103,579)	(32,432)	31,425	(124,737)	(93,312)
American Funds—Bond Class 2 Shares	111,248	(154,293)	(43,045)	94,174	(227,968)	(133,794)
American Funds—Growth Class 2 Shares	69,365	(214,361)	(144,996)	74,258	(385,823)	(311,565)
American Funds—Growth-Income Class 2 Shares	31,802	(167,127)	(135,325)	44,674	(249,763)	(205,089)
American Funds—International Class 2 Shares	184,958	(1,119,753)	(934,795)	615,237	(706,488)	(91,251)
BlackRock Basic Value V.I. Class I Shares	87,703	(1,104,121)	(1,016,418)	215,923	(858,827)	(642,904)
BlackRock Capital Appreciation V.I. Class I Shares	282,281	(1,076,534)	(794,253)	109,222	(1,393,533)	(1,284,311)
BlackRock Equity Dividend V.I. Class I Shares	3,160	(46,280)	(43,120)	4,837	(53,496)	(48,659)
BlackRock Global Allocation V.I. Class I Shares	195,693	(1,716,514)	(1,520,821)	253,175	(1,879,495)	(1,626,320)
BlackRock Global Opportunities V.I. Class I Shares	22,012	(173,982)	(151,970)	18,991	(196,061)	(177,070)
BlackRock Global Opportunities V.I. Class III Shares	36,979	(25,653)	11,326	4,928	(39,908)	(34,980)
BlackRock Government Money Market V.I. Class I Shares	1,863,813	(2,385,497)	(521,684)	2,262,659	(3,420,092)	(1,157,433)
BlackRock High Yield V.I. Class I Shares	65,240	(462,558)	(397,318)	98,326	(586,949)	(488,623)
BlackRock International V.I. Class I Shares	59,983	(537,366)	(477,383)	113,716	(710,126)	(596,410)
BlackRock Large Cap Core V.I. Class I Shares	64,548	(498,932)	(434,384)	59,004	(570,897)	(511,893)
BlackRock Large Cap Growth V.I. Class I Shares	119,323	(580,320)	(460,997)	88,031	(621,313)	(533,282)
BlackRock Large Cap Value V.I. Class I Shares	74,017	(438,575)	(364,558)	74,211	(529,689)	(455,478)
BlackRock Managed Volatility V.I. Class I Shares	14,413	(85,427)	(71,014)	11,790	(102,887)	(91,097)
BlackRock S&P 500 Index V.I. Class I Shares	364,500	(558,443)	(193,943)	255,133	(796,380)	(541,247)

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease
BlackRock Total Return V.I. Class I Shares	1,524,176	(1,028,020)	496,156	3,319,418	(1,068,702)	2,250,716
BlackRock U.S. Government Bond V.I. Class I Shares	179,131	(633,935)	(454,804)	209,096	(687,158)	(478,062)
BlackRock Value Opportunities V.I. Class I Shares	35,635	(248,671)	(213,036)	21,387	(340,574)	(319,187)
Columbia—Select Smaller-Cap Value Class 1 Shares	60,284	(77,886)	(17,602)	28,984	(100,326)	(71,342)
Davis Value	133,834	(660,587)	(526,753)	60,417	(639,518)	(579,101)
Dreyfus VIF Appreciation Service Shares	52,524	(102,719)	(50,195)	52,039	(440,001)	(387,962)
Eaton Vance VT Floating-Rate Income	46,120	(51,415)	(5,295)	55,712	(96,885)	(41,173)
Eaton Vance VT Large-Cap Value	44,177	(70,793)	(26,616)	44,670	(71,315)	(26,645)
Federated Kaufmann II Primary Shares	66,700	(204,827)	(138,127)	149,727	(255,756)	(106,029)
Federated Managed Tail Risk II Primary Shares	31,548	(81,633)	(50,085)	18,130	(56,727)	(38,597)
Franklin Templeton Foreign Class 2 Shares	2,005	(17,718)	(15,713)	—	(16,340)	(16,340)
Franklin Templeton Growth Class 2 Shares	6,967	(28,919)	(21,952)	15,537	(40,703)	(25,166)
Invesco V.I. American Franchise Series I Shares	3,594	(229,618)	(226,024)	6,641	(215,941)	(209,300)
Invesco V.I. Comstock Series I Shares	118,579	(1,127,090)	(1,008,511)	238,236	(802,030)	(563,794)
Invesco V.I. Core Equity Series I Shares	35,344	(349,355)	(314,011)	38,649	(422,972)	(384,323)
Invesco V.I. International Growth Series I Shares	58,122	(116,142)	(58,020)	63,463	(115,658)	(52,195)
Invesco V.I. Mid Cap Core Equity Series I Shares	11,440	(47,856)	(36,416)	13,100	(42,699)	(29,599)
Invesco V.I. Value Opportunities Series I Shares	1,176	(1,432)	(256)	—	(556)	(556)
Janus Aspen—Enterprise Service Shares	11,611	(11,789)	(178)	2,618	(8,785)	(6,167)
Janus Aspen—Forty Service Shares	83,062	(102,722)	(19,660)	32,038	(80,360)	(48,322)
MFS® Growth Initial Class	101,206	(426,851)	(325,645)	49,779	(449,264)	(399,485)
Oppenheimer Capital Appreciation Service Shares	7,920	(26,621)	(18,701)	9,485	(23,051)	(13,566)
Oppenheimer Main Street Small Cap® Service Shares	6,346	(24,142)	(17,796)	10,455	(23,670)	(13,215)
Oppenheimer Main Street® Service Shares	9,093	(6,855)	2,238	6,753	(11,716)	(4,963)
PIMCO CommodityRealReturn® Strategy Administrative Class	136,739	(329,825)	(193,086)	414,308	(191,806)	222,502
PIMCO Low Duration Administrative Class	269,456	(589,077)	(319,621)	331,678	(960,531)	(628,853)
PIMCO Real Return Administrative Class	109,319	(431,951)	(322,632)	187,376	(490,907)	(303,531)

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease
PIMCO Total Return Administrative Class	469,771	(2,879,070)	(2,409,299)	567,733	(5,477,017)	(4,909,284)
Pioneer Emerging Markets VCT Class II Shares	62,834	(58,834)	4,000	58,003	(85,963)	(27,960)
Pioneer Fund VCT Class II Shares	13,339	(16,378)	(3,039)	24,385	(25,194)	(809)
Pioneer High Yield VCT Class II Shares	7,702	(26,445)	(18,743)	14,595	(28,278)	(13,683)
Pioneer Real Estate Shares VCT Class II Shares	36,136	(24,041)	12,095	33,856	(97,055)	(63,199)
TA AB Dynamic Allocation Service Class	17,473	(9,454)	8,019	14,973	(13,077)	1,896
TA Barrow Hanley Dividend Focused Service Class	2,099,839	(472,422)	1,627,417	206,127	(481,736)	(275,609)
TA Janus Mid-Cap Growth Service Class	198,292	(265,537)	(67,245)	141,728	(269,945)	(128,217)
TA Legg Mason Dynamic Allocation—Balanced Service Class	10,673	(7,487)	3,186	24,744	(17,377)	7,367
TA Legg Mason Dynamic Allocation—Growth Service Class	156	(13,371)	(13,215)	3,149	(22,758)	(19,609)
TA Managed Risk—Balanced ETF Service Class	35,525	(116,043)	(80,518)	111,557	(40,811)	70,746
TA Managed Risk—Conservative ETF Service Class	122,283	(26,884)	95,399	49,647	(57,195)	(7,548)
TA Managed Risk—Growth ETF Service Class	15,883	(78,007)	(62,124)	105,412	(28,845)	76,567
TA Market Participation Strategy Service Class	—	—	—	1,074	(1,074)	—
TA PIMCO Tactical—Balanced Service Class	4,529	(279)	4,250	5,309	(21,582)	(16,273)
TA PIMCO Tactical—Conservative Service Class	38,661	(890)	37,771	5,369	(211)	5,158
TA PIMCO Tactical—Growth Service Class	9,349	(336)	9,013	4,519	(1,239)	3,280
TA QS Investors Active Asset Allocation—Conservative Service Class	91,863	(10,570)	81,293	11,551	(5,788)	5,763
TA QS Investors Active Asset Allocation—Moderate Service Class	12,936	(70,298)	(57,362)	6,680	(34,429)	(27,749)
TA QS Investors Active Asset Allocation—Moderate Growth Service Class	27,477	(6,479)	20,998	39,277	(10,316)	28,961
TA Small/Mid Cap Value Service Class	38,552	(346,368)	(307,816)	152,501	(408,138)	(255,637)
TA WMC US Growth Service Class	98,616	(327,819)	(229,203)	45,245	(624,738)	(579,493)
Wanger International	100,403	(374,751)	(274,348)	115,137	(473,075)	(357,938)
Wanger USA	44,267	(99,715)	(55,448)	33,726	(108,303)	(74,577)

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Global Thematic Growth Class A Shares	$491,686	$(1,679,400)	$(1,187,714)	$868,521	$(1,012,228)	$(143,707)
AB Growth and Income Class A Shares	171,240	(1,665,181)	(1,493,941)	134,150	(1,112,925)	(978,775)
AB International Value Class A Shares	317,269	(454,203)	(136,934)	210,476	(637,610)	(427,134)
AB Large Cap Growth Class A Shares	573,223	(9,337,340)	(8,764,117)	450,505	(9,261,898)	(8,811,393)
AB Small/Mid Cap Value Class A Shares	559,829	(845,053)	(285,224)	365,175	(667,004)	(301,829)
AB Value Class A Shares	262,674	(243,680)	18,994	14,047	(361,575)	(347,528)
American Century VP International Class I Shares	725,040	(3,455,182)	(2,730,142)	715,153	(3,841,441)	(3,126,288)
American Century VP Ultra® Class I Shares	637,530	(1,159,867)	(522,337)	687,647	(1,113,501)	(425,854)
American Funds—Asset Allocation Class 2 Shares	1,332,751	(1,903,478)	(570,727)	566,192	(2,238,559)	(1,672,367)
American Funds—Bond Class 2 Shares	1,356,735	(1,887,463)	(530,728)	1,148,202	(2,764,164)	(1,615,962)
American Funds—Growth Class 2 Shares	1,411,770	(4,519,582)	(3,107,812)	1,533,258	(8,000,432)	(6,467,174)
American Funds—Growth-Income Class 2 Shares	575,999	(3,080,694)	(2,504,695)	812,880	(4,616,952)	(3,804,072)
American Funds—International Class 2 Shares	2,984,972	(19,050,233)	(16,065,261)	10,785,865	(12,792,585)	(2,006,720)
BlackRock Basic Value V.I. Class I Shares	2,729,495	(33,638,373)	(30,908,878)	5,649,194	(35,254,549)	(29,605,355)
BlackRock Capital Appreciation V.I. Class I Shares	4,745,473	(16,717,866)	(11,972,393)	1,745,685	(22,438,787)	(20,693,102)
BlackRock Equity Dividend V.I. Class I Shares	149,280	(2,114,046)	(1,964,766)	213,732	(2,405,609)	(2,191,877)
BlackRock Global Allocation V.I. Class I Shares	5,124,694	(51,545,180)	(46,420,486)	6,526,713	(58,556,361)	(52,029,648)
BlackRock Global Opportunities V.I. Class I Shares	374,271	(2,870,423)	(2,496,152)	336,447	(3,461,347)	(3,124,900)
BlackRock Global Opportunities V.I. Class III Shares	334,529	(240,999)	93,530	48,604	(402,859)	(354,255)
BlackRock Government Money Market V.I. Class I Shares	22,867,858	(28,854,071)	(5,986,213)	27,744,060	(42,172,130)	(14,428,070)
BlackRock High Yield V.I. Class I Shares	1,630,713	(13,074,850)	(11,444,137)	1,953,294	(16,942,422)	(14,989,128)
BlackRock International V.I. Class I Shares	914,704	(8,769,576)	(7,854,872)	1,915,710	(12,827,369)	(10,911,659)
BlackRock Large Cap Core V.I. Class I Shares	2,388,072	(21,887,124)	(19,499,052)	2,029,701	(25,818,885)	(23,789,184)
BlackRock Large Cap Growth V.I. Class I Shares	2,113,628	(10,028,666)	(7,915,038)	1,549,594	(10,748,974)	(9,199,380)
BlackRock Large Cap Value V.I. Class I Shares	1,475,466	(9,022,027)	(7,546,561)	1,431,676	(11,229,216)	(9,797,540)
BlackRock Managed Volatility V.I. Class I Shares	363,145	(2,150,716)	(1,787,571)	303,749	(2,680,140)	(2,376,391)
BlackRock S&P 500 Index V.I. Class I Shares	9,442,250	(14,234,102)	(4,791,852)	6,137,487	(20,119,377)	(13,981,890)

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
BlackRock Total Return V.I. Class I Shares	$22,539,273	$(19,474,324)	$3,064,949	$44,912,151	$(20,917,643)	$23,994,508
BlackRock U.S. Government Bond V.I. Class I Shares	3,548,418	(11,990,610)	(8,442,192)	3,795,015	(12,911,804)	(9,116,789)
BlackRock Value Opportunities V.I. Class I Shares	1,607,691	(13,564,126)	(11,956,435)	819,984	(19,120,850)	(18,300,866)
Columbia—Select Smaller-Cap Value Class 1 Shares	918,401	(1,168,878)	(250,477)	428,784	(1,575,753)	(1,146,969)
Davis Value	2,161,212	(10,851,734)	(8,690,522)	1,001,277	(10,751,558)	(9,750,281)
Dreyfus VIF Appreciation Service Shares	940,117	(1,848,660)	(908,543)	947,960	(8,038,557)	(7,090,597)
Eaton Vance VT Floating-Rate Income	601,696	(670,829)	(69,133)	719,157	(1,250,729)	(531,572)
Eaton Vance VT Large-Cap Value	578,620	(936,940)	(358,320)	598,564	(958,999)	(360,435)
Federated Kaufmann II Primary Shares	1,357,514	(4,236,004)	(2,878,490)	3,387,578	(5,760,110)	(2,372,532)
Federated Managed Tail Risk II Primary Shares	365,471	(950,056)	(584,585)	236,496	(741,698)	(505,202)
Franklin Templeton Foreign Class 2 Shares	29,964	(258,650)	(228,686)	—	(261,838)	(261,838)
Franklin Templeton Growth Class 2 Shares	97,221	(408,180)	(310,959)	237,626	(615,315)	(377,689)
Invesco V.I. American Franchise Series I Shares	53,403	(2,821,644)	(2,768,241)	85,286	(2,876,400)	(2,791,114)
Invesco V.I. Comstock Series I Shares	2,083,749	(19,865,636)	(17,781,887)	4,238,036	(15,085,600)	(10,847,564)
Invesco V.I. Core Equity Series I Shares	563,634	(5,601,612)	(5,037,978)	632,595	(6,974,709)	(6,342,114)
Invesco V.I. International Growth Series I Shares	727,683	(1,429,182)	(701,499)	832,689	(1,538,547)	(705,858)
Invesco V.I. Mid Cap Core Equity Series I Shares	202,501	(847,321)	(644,820)	237,654	(772,910)	(535,256)
Invesco V.I. Value Opportunities Series I Shares	15,157	(18,132)	(2,975)	—	(8,036)	(8,036)
Janus Aspen—Enterprise Service Shares	213,071	(216,556)	(3,485)	49,826	(167,410)	(117,584)
Janus Aspen—Forty Service Shares	1,503,395	(1,887,655)	(384,260)	601,602	(1,486,267)	(884,665)
MFS® Growth Initial Class	2,546,887	(9,979,442)	(7,432,555)	1,150,366	(8,775,709)	(7,625,343)
Oppenheimer Capital Appreciation Service Shares	127,536	(429,119)	(301,583)	170,632	(402,890)	(232,258)
Oppenheimer Main Street Small Cap® Service Shares	138,965	(529,064)	(390,099)	245,288	(546,802)	(301,514)
Oppenheimer Main Street® Service Shares	174,770	(132,676)	42,094	126,329	(222,077)	(95,748)
PIMCO CommodityRealReturn® Strategy Administrative Class	864,008	(2,114,374)	(1,250,366)	2,772,943	(1,430,018)	1,342,925
PIMCO Low Duration Administrative Class	3,233,551	(7,055,433)	(3,821,882)	4,013,449	(11,591,871)	(7,578,422)

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
PIMCO Real Return Administrative Class	$1,491,264	$(5,806,156)	$(4,314,892)	$2,491,621	$(6,583,660)	$(4,092,039)
PIMCO Total Return Administrative Class	7,664,573	(47,231,843)	(39,567,270)	9,180,956	(87,370,975)	(78,190,019)
Pioneer Emerging Markets VCT Class II Shares	485,495	(472,104)	13,391	513,881	(777,862)	(263,981)
Pioneer Fund VCT Class II Shares	236,363	(291,687)	(55,324)	434,601	(440,705)	(6,104)
Pioneer High Yield VCT Class II Shares	121,155	(420,930)	(299,775)	232,602	(447,336)	(214,734)
Pioneer Real Estate Shares VCT Class II Shares	635,966	(417,399)	218,567	562,062	(1,588,794)	(1,026,732)
TA AB Dynamic Allocation Service Class	183,798	(99,621)	84,177	164,464	(143,031)	21,433
TA Barrow Hanley Dividend Focused Service Class	23,754,771	(5,324,750)	18,430,021	2,299,657	(5,354,234)	(3,054,577)
TA Janus Mid-Cap Growth Service Class	2,428,627	(3,302,670)	(874,043)	1,904,166	(3,819,206)	(1,915,040)
TA Legg Mason Dynamic Allocation—Balanced Service Class	119,724	(84,498)	35,226	289,833	(196,611)	93,222
TA Legg Mason Dynamic Allocation—Growth Service Class	1,793	(156,661)	(154,868)	37,915	(278,737)	(240,822)
TA Managed Risk—Balanced ETF Service Class	389,649	(1,326,072)	(936,423)	1,301,839	(467,629)	834,210
TA Managed Risk—Conservative ETF Service Class	1,385,934	(306,605)	1,079,329	553,071	(639,363)	(86,292)
TA Managed Risk—Growth ETF Service Class	183,245	(924,651)	(741,406)	1,298,877	(357,679)	941,198
TA Market Participation Strategy Service Class	—	—	—	12,388	(12,397)	(9)
TA PIMCO Tactical—Balanced Service Class	53,111	(3,179)	49,932	63,081	(249,525)	(186,444)
TA PIMCO Tactical—Conservative Service Class	433,529	(10,094)	423,435	60,556	(2,377)	58,179
TA PIMCO Tactical—Growth Service Class	108,697	(3,971)	104,726	54,698	(14,921)	39,777
TA QS Investors Active Asset Allocation—Conservative Service Class	991,037	(111,482)	879,555	127,750	(64,143)	63,607
TA QS Investors Active Asset Allocation—Moderate Service Class	141,619	(765,924)	(624,305)	75,291	(394,601)	(319,310)
TA QS Investors Active Asset Allocation—Moderate Growth Service Class	301,040	(71,190)	229,850	446,461	(122,784)	323,677
TA Small/Mid Cap Value Service Class	628,043	(5,727,099)	(5,099,056)	2,377,633	(6,772,155)	(4,394,522)
TA WMC US Growth Service Class	1,403,791	(4,601,974)	(3,198,183)	637,333	(8,786,433)	(8,149,100)
Wanger International	1,222,996	(4,643,233)	(3,420,237)	1,390,763	(6,042,192)	(4,651,429)
Wanger USA	892,175	(2,088,160)	(1,195,985)	708,321	(2,394,042)	(1,685,721)

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2016

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
AB Global Thematic Growth Class A Shares
12/31/2016	517,420	$8.80	to	$8.80	$4,553,559	—%	1.35%	to	1.35%	(1.95)%	to	(1.95)%
12/31/2015	658,320	8.98	to	8.98	5,908,959	—	1.35	to	1.35	1.51	to	1.51
12/31/2014	670,936	8.84	to	8.84	5,932,626	—	1.35	to	1.35	3.65	to	3.65
12/31/2013	651,913	8.53	to	8.53	5,561,367	0.27	1.35	to	1.35	21.61	to	21.61
12/31/2012	698,250	7.02	to	7.02	4,898,236	—	1.35	to	1.35	11.99	to	11.99
AB Growth and Income Class A Shares
12/31/2016	374,901	21.24	to	21.21	7,952,696	0.96	1.55	to	1.59	9.59	to	9.55
12/31/2015	451,640	19.38	to	19.36	8,745,120	1.42	1.55	to	1.59	0.14	to	0.10
12/31/2014	501,877	19.36	to	19.34	9,708,201	1.36	1.55	to	1.59	7.86	to	7.81
12/31/2013	573,537	17.95	to	17.94	10,290,056	1.32	1.55	to	1.59	32.89	to	32.84
12/31/2012	636,760	13.51	to	13.51	8,600,100	1.55	1.55	to	1.59	15.71	to	15.67
AB International Value Class A Shares
12/31/2016	287,921	6.72	to	6.40	1,884,218	1.27	1.25	to	1.75	(1.73)	to	(2.22)
12/31/2015	307,916	6.84	to	6.54	2,055,706	2.27	1.25	to	1.75	1.32	to	0.81
12/31/2014	369,084	6.75	to	6.49	2,436,222	3.96	1.25	to	1.75	(7.38)	to	(7.84)
12/31/2013	298,247	7.29	to	7.04	2,135,345	6.16	1.25	to	1.75	21.48	to	20.87
12/31/2012	311,135	6.00	to	5.83	1,838,371	1.70	1.25	to	1.75	13.11	to	12.54
AB Large Cap Growth Class A Shares
12/31/2016	2,742,905	30.99	to	11.11	77,691,483	—	1.35	to	1.59	1.26	to	1.01
12/31/2015	3,097,798	30.61	to	10.99	85,700,451	—	1.35	to	1.59	9.62	to	9.36
12/31/2014	3,443,083	27.92	to	10.05	86,492,980	—	1.35	to	1.59	12.61	to	12.34
12/31/2013	3,954,666	24.79	to	8.95	88,014,801	0.07	1.35	to	1.59	35.51	to	35.18
12/31/2012	4,555,955	18.30	to	6.62	74,361,717	0.29	1.35	to	1.59	14.82	to	14.55
AB Small/Mid Cap Value Class A Shares
12/31/2016	188,557	26.98	to	25.39	4,917,465	0.62	1.25	to	1.75	23.54	to	22.93
12/31/2015	200,380	21.84	to	20.65	4,245,502	0.78	1.25	to	1.75	(6.66)	to	(7.13)
12/31/2014	213,587	23.40	to	22.24	4,861,574	0.70	1.25	to	1.75	7.84	to	7.30
12/31/2013	269,741	21.70	to	20.72	5,709,361	0.63	1.25	to	1.75	36.34	to	35.66
12/31/2012	253,385	15.92	to	15.28	3,947,892	0.53	1.25	to	1.75	17.27	to	16.68
AB Value Class A Shares
12/31/2016	79,962	16.36	to	15.39	1,271,194	1.91	1.25	to	1.75	10.17	to	9.62
12/31/2015	77,790	14.85	to	14.04	1,124,628	2.12	1.25	to	1.75	(8.11)	to	(8.56)
12/31/2014	100,028	16.16	to	15.35	1,578,849	1.90	1.25	to	1.75	9.72	to	9.17
12/31/2013	123,097	14.73	to	14.06	1,776,477	2.30	1.25	to	1.75	35.15	to	34.48
12/31/2012	115,220	10.90	to	10.46	1,232,701	1.91	1.25	to	1.75	14.29	to	13.72
American Century VP International Class I Shares
12/31/2016	2,085,935	12.37	to	12.37	25,806,997	1.09	1.35	to	1.35	(6.76)	to	(6.76)
12/31/2015	2,304,292	13.27	to	13.27	30,576,198	0.38	1.35	to	1.35	(0.59)	to	(0.59)
12/31/2014	2,533,333	13.35	to	13.35	33,815,959	1.72	1.35	to	1.35	(6.77)	to	(6.77)
12/31/2013	2,796,328	14.32	to	14.32	40,038,802	1.71	1.35	to	1.35	20.77	to	20.77
12/31/2012	3,045,049	11.86	to	11.86	36,101,766	0.86	1.35	to	1.35	19.53	to	19.53
American Century VP Ultra® Class I Shares
12/31/2016	294,835	19.88	to	18.71	5,620,633	0.35	1.25	to	1.75	3.15	to	2.64
12/31/2015	323,245	19.28	to	18.23	5,973,800	0.45	1.25	to	1.75	4.95	to	4.43
12/31/2014	346,530	18.37	to	17.45	6,108,309	0.39	1.25	to	1.75	8.63	to	8.09
12/31/2013	417,626	16.91	to	16.15	6,786,715	0.53	1.25	to	1.75	35.37	to	34.70
12/31/2012	469,243	12.49	to	11.99	5,641,430	—	1.25	to	1.75	12.51	to	11.94

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
American Funds—Asset Allocation Class 2 Shares
12/31/2016	631,482	$19.79	to	$18.62	$12,178,489	1.59%	1.40%	to	1.90%	7.89%	to	7.36%
12/31/2015	663,914	18.35	to	17.34	11,877,354	1.59	1.40	to	1.90	(0.01)	to	(0.51)
12/31/2014	757,226	18.35	to	17.43	13,561,488	1.42	1.40	to	1.90	3.93	to	3.41
12/31/2013	873,785	17.65	to	16.86	15,087,252	1.44	1.40	to	1.90	21.97	to	21.36
12/31/2012	960,117	14.47	to	13.89	13,631,635	1.89	1.40	to	1.90	14.57	to	14.00
American Funds—Bond Class 2 Shares
12/31/2016	626,378	12.47	to	11.73	7,593,306	1.64	1.40	to	1.90	1.52	to	1.01
12/31/2015	669,423	12.29	to	11.62	8,010,696	1.60	1.40	to	1.90	(1.12)	to	(1.61)
12/31/2014	803,217	12.43	to	11.81	9,731,937	1.92	1.40	to	1.90	3.81	to	3.30
12/31/2013	852,653	11.97	to	11.43	9,984,403	1.78	1.40	to	1.90	(3.52)	to	(4.00)
12/31/2012	892,162	12.41	to	11.91	10,860,769	2.51	1.40	to	1.90	3.90	to	3.39
American Funds—Growth Class 2 Shares
12/31/2016	1,469,556	23.17	to	21.80	33,061,531	0.76	1.40	to	1.90	7.97	to	7.43
12/31/2015	1,614,552	21.46	to	20.29	33,729,037	0.57	1.40	to	1.90	5.37	to	4.85
12/31/2014	1,926,117	20.37	to	19.35	38,265,417	0.76	1.40	to	1.90	7.00	to	6.47
12/31/2013	2,182,366	19.03	to	18.18	40,642,257	0.92	1.40	to	1.90	28.29	to	27.65
12/31/2012	2,399,550	14.84	to	14.24	34,917,723	0.78	1.40	to	1.90	16.25	to	15.67
American Funds—Growth-Income Class 2 Shares
12/31/2016	970,756	20.45	to	19.24	19,294,213	1.43	1.40	to	1.90	9.98	to	9.43
12/31/2015	1,106,081	18.60	to	17.58	20,022,266	1.26	1.40	to	1.90	0.04	to	(0.45)
12/31/2014	1,311,170	18.59	to	17.66	23,757,254	1.21	1.40	to	1.90	9.10	to	8.55
12/31/2013	1,596,954	17.04	to	16.27	26,575,313	1.34	1.40	to	1.90	31.64	to	30.99
12/31/2012	1,709,728	12.94	to	12.42	21,669,832	1.59	1.40	to	1.90	15.84	to	15.27
American Funds—International Class 2 Shares
12/31/2016	4,033,815	17.37	to	16.34	67,989,809	1.26	1.40	to	1.90	2.10	to	1.59
12/31/2015	4,968,610	17.01	to	16.08	82,197,497	1.49	1.40	to	1.90	(5.85)	to	(6.32)
12/31/2014	5,059,861	18.07	to	17.17	89,137,801	1.34	1.40	to	1.90	(4.01)	to	(4.49)
12/31/2013	5,338,552	18.82	to	17.97	98,222,441	1.36	1.40	to	1.90	19.94	to	19.35
12/31/2012	5,536,975	15.69	to	15.06	85,146,149	1.38	1.40	to	1.90	16.26	to	15.68
BlackRock Basic Value V.I. Class I Shares
12/31/2016	4,729,583	20.98	to	19.74	219,362,118	1.49	1.25	to	1.75	16.72	to	16.14
12/31/2015	5,746,001	17.97	to	16.99	217,894,767	1.47	1.25	to	1.75	(7.12)	to	(7.58)
12/31/2014	6,388,905	19.35	to	18.39	264,366,927	1.38	1.25	to	1.75	8.56	to	8.02
12/31/2013	5,426,364	17.82	to	17.02	246,675,292	1.40	1.25	to	1.75	36.36	to	35.68
12/31/2012	6,229,013	13.07	to	12.55	205,440,627	1.73	1.25	to	1.75	12.63	to	12.07
BlackRock Capital Appreciation V.I. Class I Shares
12/31/2016	7,224,513	20.03	to	18.84	114,878,701	—	1.25	to	1.75	(1.15)	to	(1.64)
12/31/2015	8,018,766	20.26	to	19.16	128,766,041	—	1.25	to	1.75	5.64	to	5.11
12/31/2014	9,303,077	19.18	to	18.22	141,803,779	—	1.25	to	1.75	7.43	to	6.89
12/31/2013	10,937,085	17.85	to	17.05	155,284,616	—	1.25	to	1.75	32.16	to	31.50
12/31/2012	15,193,440	13.51	to	12.97	168,263,472	0.71	1.25	to	1.75	12.43	to	11.87
BlackRock Equity Dividend V.I. Class I Shares
12/31/2016	241,953	51.19	to	51.19	12,385,242	1.77	1.35	to	1.35	14.84	to	14.84
12/31/2015	285,073	44.57	to	44.57	12,707,046	1.62	1.35	to	1.35	(1.95)	to	(1.95)
12/31/2014	333,732	45.46	to	45.46	15,171,337	1.80	1.35	to	1.35	7.88	to	7.88
12/31/2013	367,366	42.14	to	42.14	15,480,960	1.92	1.35	to	1.35	22.85	to	22.85
12/31/2012	423,005	34.30	to	34.30	14,510,043	2.23	1.35	to	1.35	10.62	to	10.62
BlackRock Global Allocation V.I. Class I Shares
12/31/2016	12,859,841	19.61	to	18.45	417,309,687	1.25	1.25	to	1.75	2.82	to	2.31
12/31/2015	14,380,662	19.07	to	18.03	452,777,998	1.09	1.25	to	1.75	(1.94)	to	(2.43)
12/31/2014	16,006,982	19.45	to	18.48	513,849,684	2.09	1.25	to	1.75	0.84	to	0.34
12/31/2013	17,766,130	19.29	to	18.42	567,796,279	1.14	1.25	to	1.75	13.33	to	12.77
12/31/2012	18,875,658	17.02	to	16.34	537,686,873	1.49	1.25	to	1.75	8.91	to	8.36

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
BlackRock Global Opportunities V.I. Class I Shares
12/31/2016	1,341,068	$17.36	to	$17.36	$23,280,104	1.96%	1.35%	to	1.35%	2.20%	to	2.20%
12/31/2015	1,493,038	16.99	to	16.99	25,359,349	0.93	1.35	to	1.35	(0.64)	to	(0.64)
12/31/2014	1,670,108	17.09	to	17.09	28,548,644	1.13	1.35	to	1.35	(5.44)	to	(5.44)
12/31/2013	1,871,874	18.08	to	18.08	33,837,779	0.35	1.35	to	1.35	28.04	to	28.04
12/31/2012	2,024,063	14.12	to	14.12	28,577,238	1.06	1.35	to	1.35	13.07	to	13.07
BlackRock Global Opportunities V.I. Class III Shares
12/31/2016	128,453	10.10	to	9.67	1,265,657	1.87	1.25	to	1.75	2.08	to	1.57
12/31/2015	117,127	9.90	to	9.52	1,131,793	0.68	1.25	to	1.75	(0.80)	to	(1.30)
12/31/2014	152,107	9.98	to	9.65	1,485,089	1.06	1.25	to	1.75	(5.60)	to	(6.07)
12/31/2013	128,106	10.57	to	10.27	1,329,714	0.13	1.25	to	1.75	27.90	to	27.27
12/31/2012	126,514	8.26	to	8.07	1,030,446	0.81	1.25	to	1.75	12.85	to	12.29
BlackRock Government Money Market V.I. Class I Shares
12/31/2016	7,268,768	9.97	to	9.38	92,394,288	0.13	1.25	to	1.75	(1.11)	to	(1.60)
12/31/2015	7,790,452	10.08	to	9.53	99,611,561	—	1.25	to	1.75	(1.23)	to	(1.73)
12/31/2014	8,947,885	10.21	to	9.70	115,500,514	—	1.25	to	1.75	(1.24)	to	(1.73)
12/31/2013	9,820,693	10.34	to	9.87	129,069,904	—	1.25	to	1.75	(1.24)	to	(1.73)
12/31/2012	10,844,263	10.47	to	10.05	144,927,605	—	1.25	to	1.75	(1.24)	to	(1.74)
BlackRock High Yield V.I. Class I Shares
12/31/2016	3,080,189	19.11	to	17.98	95,184,463	5.46	1.25	to	1.75	11.51	to	10.96
12/31/2015	3,477,507	17.14	to	16.20	96,416,242	5.11	1.25	to	1.75	(4.77)	to	(5.25)
12/31/2014	3,966,130	18.00	to	17.10	116,222,862	5.37	1.25	to	1.75	1.61	to	1.10
12/31/2013	4,451,960	17.71	to	16.91	129,255,147	5.80	1.25	to	1.75	7.98	to	7.44
12/31/2012	4,035,216	16.40	to	15.74	119,605,882	6.57	1.25	to	1.75	14.22	to	13.65
BlackRock International V.I. Class I Shares
12/31/2016	3,928,652	14.09	to	13.26	67,944,515	1.67	1.25	to	1.75	(0.85)	to	(1.35)
12/31/2015	4,406,035	14.21	to	13.44	76,791,050	1.05	1.25	to	1.75	(3.96)	to	(4.44)
12/31/2014	5,002,445	14.80	to	14.06	90,791,035	1.80	1.25	to	1.75	(6.37)	to	(6.84)
12/31/2013	5,660,580	15.81	to	15.09	109,870,027	2.11	1.25	to	1.75	21.23	to	20.62
12/31/2012	6,208,893	13.04	to	12.51	99,836,702	1.77	1.25	to	1.75	13.65	to	13.08
BlackRock Large Cap Core V.I. Class I Shares
12/31/2016	3,022,229	21.48	to	20.21	152,381,811	1.19	1.25	to	1.75	9.19	to	8.64
12/31/2015	3,456,613	19.67	to	18.60	159,242,122	1.09	1.25	to	1.75	(0.73)	to	(1.23)
12/31/2014	3,968,506	19.82	to	18.83	184,327,237	0.95	1.25	to	1.75	10.96	to	10.41
12/31/2013	4,545,229	17.86	to	17.05	190,478,610	1.01	1.25	to	1.75	31.96	to	31.30
12/31/2012	5,247,167	13.53	to	12.99	166,417,099	1.41	1.25	to	1.75	11.31	to	10.75
BlackRock Large Cap Growth V.I. Class I Shares
12/31/2016	3,779,776	21.55	to	20.27	68,622,461	0.67	1.25	to	1.75	6.55	to	6.02
12/31/2015	4,240,773	20.22	to	19.12	72,400,387	0.57	1.25	to	1.75	1.45	to	0.95
12/31/2014	4,774,055	19.93	to	18.94	80,541,954	0.54	1.25	to	1.75	12.75	to	12.18
12/31/2013	5,492,793	17.68	to	16.88	82,260,786	0.68	1.25	to	1.75	32.26	to	31.60
12/31/2012	6,241,887	13.37	to	12.83	70,774,036	1.36	1.25	to	1.75	13.79	to	13.22
BlackRock Large Cap Value V.I. Class I Shares
12/31/2016	3,189,836	20.31	to	19.11	74,819,920	1.30	1.25	to	1.75	12.19	to	11.63
12/31/2015	3,554,394	18.10	to	17.12	74,306,395	1.13	1.25	to	1.75	(2.95)	to	(3.43)
12/31/2014	4,009,872	18.65	to	17.72	86,543,344	1.10	1.25	to	1.75	10.74	to	10.19
12/31/2013	4,636,235	16.84	to	16.09	90,526,481	1.18	1.25	to	1.75	31.95	to	31.29
12/31/2012	5,194,879	12.77	to	12.25	76,979,613	1.45	1.25	to	1.75	12.16	to	11.61
BlackRock Managed Volatility V.I. Class I Shares
12/31/2016	500,287	25.48	to	25.48	12,748,126	0.80	1.35	to	1.35	0.34	to	0.34
12/31/2015	571,301	25.39	to	25.39	14,507,658	—	1.35	to	1.35	(1.90)	to	(1.90)
12/31/2014	662,398	25.89	to	25.89	17,146,464	—	1.35	to	1.35	0.91	to	0.91
12/31/2013	760,915	25.65	to	25.65	19,519,482	1.40	1.35	to	1.35	11.11	to	11.11
12/31/2012	932,894	23.09	to	23.09	21,538,520	1.36	1.35	to	1.35	8.40	to	8.40

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
BlackRock S&P 500 Index V.I. Class I Shares
12/31/2016	4,737,162	$21.45	to	$20.18	$133,801,141	1.89%	1.25%	to	1.75%	10.21%	to	9.67%
12/31/2015	4,931,105	19.46	to	18.40	126,558,124	1.89	1.25	to	1.75	(0.20)	to	(0.70)
12/31/2014	5,472,352	19.50	to	18.53	140,958,110	1.68	1.25	to	1.75	11.89	to	11.33
12/31/2013	6,011,189	17.43	to	16.64	139,068,330	1.65	1.25	to	1.75	30.23	to	29.58
12/31/2012	6,437,342	13.38	to	12.84	114,381,232	1.88	1.25	to	1.75	14.16	to	13.59
BlackRock Total Return V.I. Class I Shares
12/31/2016	7,498,812	13.58	to	12.78	140,477,141	2.04	1.25	to	1.75	1.48	to	0.98
12/31/2015	7,002,656	13.38	to	12.65	135,905,073	2.10	1.25	to	1.75	(0.98)	to	(1.48)
12/31/2014	4,751,940	13.52	to	12.84	113,176,720	2.88	1.25	to	1.75	5.33	to	4.81
12/31/2013	5,239,198	12.83	to	12.25	119,871,478	3.16	1.25	to	1.75	(2.36)	to	(2.85)
12/31/2012	6,214,299	13.14	to	12.61	146,102,456	3.50	1.25	to	1.75	6.90	to	6.37
BlackRock U.S. Government Bond V.I. Class I Shares
12/31/2016	3,427,301	12.64	to	11.89	67,189,669	1.81	1.25	to	1.75	0.07	to	(0.43)
12/31/2015	3,882,105	12.63	to	11.94	75,499,558	2.01	1.25	to	1.75	(0.79)	to	(1.28)
12/31/2014	4,360,167	12.73	to	12.09	85,304,637	2.28	1.25	to	1.75	4.55	to	4.03
12/31/2013	5,025,337	12.17	to	11.62	94,205,062	2.50	1.25	to	1.75	(4.46)	to	(4.94)
12/31/2012	6,073,295	12.74	to	12.23	119,798,781	2.45	1.25	to	1.75	1.13	to	0.63
BlackRock Value Opportunities V.I. Class I Shares
12/31/2016	1,990,915	22.32	to	21.00	132,464,219	0.28	1.25	to	1.75	22.12	to	21.51
12/31/2015	2,203,951	18.28	to	17.28	120,080,586	0.26	1.25	to	1.75	(7.77)	to	(8.23)
12/31/2014	2,523,138	19.82	to	18.83	148,905,942	0.25	1.25	to	1.75	3.91	to	3.40
12/31/2013	2,914,552	19.07	to	18.21	165,624,166	0.52	1.25	to	1.75	40.63	to	39.93
12/31/2012	3,225,235	13.56	to	13.02	131,012,837	0.46	1.25	to	1.75	12.12	to	11.57
Columbia—Select Smaller-Cap Value Class 1 Shares
12/31/2016	497,054	16.49	to	16.45	8,179,183	—	1.55	to	1.59	12.20	to	12.16
12/31/2015	514,656	14.70	to	14.67	7,550,705	—	1.55	to	1.59	(4.55)	to	(4.59)
12/31/2014	585,998	15.40	to	15.38	9,010,848	—	1.55	to	1.59	4.43	to	4.39
12/31/2013	724,350	14.75	to	14.73	10,669,752	—	1.55	to	1.59	46.27	to	46.21
12/31/2012	871,499	10.08	to	10.07	8,779,634	—	1.55	to	1.59	16.10	to	16.05
Davis Value
12/31/2016	3,624,435	18.87	to	17.75	66,645,842	1.24	1.25	to	1.75	10.50	to	9.95
12/31/2015	4,151,188	17.08	to	16.14	69,109,232	0.76	1.25	to	1.75	0.33	to	(0.17)
12/31/2014	4,730,289	17.02	to	16.17	78,649,084	0.91	1.25	to	1.75	4.74	to	4.22
12/31/2013	5,361,589	16.25	to	15.52	85,125,367	0.85	1.25	to	1.75	31.77	to	31.11
12/31/2012	5,973,995	12.33	to	11.83	72,042,655	1.59	1.25	to	1.75	11.67	to	11.11
Dreyfus VIF Appreciation Service Shares
12/31/2016	625,308	19.40	to	18.25	11,787,507	1.40	1.15	to	1.65	6.41	to	5.88
12/31/2015	675,503	18.24	to	17.24	11,990,891	1.47	1.15	to	1.65	(3.83)	to	(4.31)
12/31/2014	1,063,465	18.96	to	18.02	19,668,294	1.59	1.15	to	1.65	6.59	to	6.06
12/31/2013	1,265,311	17.79	to	16.99	22,010,040	1.79	1.15	to	1.65	19.44	to	18.85
12/31/2012	1,806,267	14.89	to	14.29	26,366,039	3.35	1.15	to	1.65	8.87	to	8.33
Eaton Vance VT Floating-Rate Income
12/31/2016	225,782	13.89	to	13.07	3,035,336	3.49	1.15	to	1.65	7.70	to	7.17
12/31/2015	231,077	12.90	to	12.19	2,892,277	3.34	1.15	to	1.65	(2.12)	to	(2.61)
12/31/2014	272,250	13.18	to	12.52	3,486,430	3.15	1.15	to	1.65	(0.58)	to	(1.07)
12/31/2013	313,604	13.25	to	12.65	4,057,128	3.39	1.15	to	1.65	2.67	to	2.15
12/31/2012	228,079	12.91	to	12.39	2,879,153	4.21	1.15	to	1.65	6.11	to	5.58
Eaton Vance VT Large-Cap Value
12/31/2016	219,786	14.50	to	13.81	3,110,003	—	1.15	to	1.65	7.83	to	7.29
12/31/2015	246,402	13.44	to	12.87	3,240,272	0.42	1.15	to	1.65	(2.36)	to	(2.85)
12/31/2014	273,047	13.77	to	13.25	3,685,377	—	1.15	to	1.65	13.13	to	12.56
12/31/2013	3,856,401	12.17	to	11.77	46,160,026	0.86	1.15	to	1.65	27.27	to	26.64
12/31/2012	4,862,006	9.56	to	9.29	45,842,254	1.23	1.15	to	1.65	13.80	to	13.23

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Federated Kaufmann II Primary Shares
12/31/2016	1,087,883	$23.32	to	$21.93	$24,410,908	—%	1.25%	to	1.75%	2.38%	to	1.87%
12/31/2015	1,226,010	22.77	to	21.53	26,904,752	—	1.25	to	1.75	5.05	to	4.53
12/31/2014	1,332,039	21.68	to	20.60	27,866,728	—	1.25	to	1.75	8.35	to	7.81
12/31/2013	1,527,240	20.01	to	19.11	29,524,626	—	1.25	to	1.75	38.38	to	37.69
12/31/2012	1,657,472	14.46	to	13.88	23,191,977	—	1.25	to	1.75	15.83	to	15.25
Federated Managed Tail Risk II Primary Shares
12/31/2016	231,041	11.89	to	11.19	2,658,093	1.82	1.25	to	1.75	(5.38)	to	(5.85)
12/31/2015	281,126	12.57	to	11.88	3,420,079	1.71	1.25	to	1.75	(7.45)	to	(7.92)
12/31/2014	319,723	13.58	to	12.91	4,211,959	1.82	1.25	to	1.75	(2.20)	to	(2.69)
12/31/2013	341,539	13.89	to	13.26	4,606,937	1.03	1.25	to	1.75	15.01	to	14.43
12/31/2012	388,260	12.08	to	11.59	4,560,463	0.56	1.25	to	1.75	8.80	to	8.26
Franklin Templeton Foreign Class 2 Shares
12/31/2016	163,224	15.63	to	14.70	2,476,543	1.97	1.15	to	1.65	5.95	to	5.43
12/31/2015	178,937	14.75	to	13.94	2,568,528	3.21	1.15	to	1.65	(7.56)	to	(8.02)
12/31/2014	195,277	15.96	to	15.16	3,041,383	1.86	1.15	to	1.65	(12.15)	to	(12.59)
12/31/2013	276,285	18.16	to	17.34	4,905,008	2.28	1.15	to	1.65	21.57	to	20.96
12/31/2012	478,658	14.94	to	14.34	6,998,829	3.07	1.15	to	1.65	16.88	to	16.29
Franklin Templeton Growth Class 2 Shares
12/31/2016	130,124	15.64	to	14.71	1,966,681	2.07	1.15	to	1.65	8.37	to	7.83
12/31/2015	152,076	14.43	to	13.64	2,131,546	2.48	1.15	to	1.65	(7.56)	to	(8.02)
12/31/2014	177,242	15.61	to	14.83	2,690,608	1.34	1.15	to	1.65	(3.93)	to	(4.41)
12/31/2013	211,974	16.25	to	15.52	3,353,201	2.65	1.15	to	1.65	29.33	to	28.68
12/31/2012	224,496	12.56	to	12.06	2,753,908	2.04	1.15	to	1.65	19.68	to	19.08
Invesco V.I. American Franchise Series I Shares
12/31/2016	1,317,995	14.94	to	8.68	18,217,296	—	1.35	to	1.59	0.90	to	0.66
12/31/2015	1,544,019	14.80	to	8.63	20,973,901	—	1.35	to	1.59	3.60	to	3.35
12/31/2014	1,753,319	14.29	to	8.35	22,987,398	0.04	1.35	to	1.59	6.99	to	6.73
12/31/2013	2,001,728	13.36	to	7.82	24,481,876	0.43	1.35	to	1.59	38.26	to	37.93
12/31/2012	2,276,997	11.64	to	5.67	20,079,581	—	1.35	to	1.59	11.98	to	11.93
Invesco V.I. Comstock Series I Shares
12/31/2016	4,272,133	20.59	to	19.37	88,179,004	1.50	1.25	to	1.75	15.85	to	15.27
12/31/2015	5,280,644	17.77	to	16.80	93,965,544	1.90	1.25	to	1.75	(7.15)	to	(7.61)
12/31/2014	5,844,438	19.14	to	18.19	112,237,514	1.28	1.25	to	1.75	8.03	to	7.49
12/31/2013	8,586,540	17.72	to	16.92	152,007,696	1.68	1.25	to	1.75	34.29	to	33.62
12/31/2012	9,010,810	13.19	to	12.66	119,072,522	1.72	1.25	to	1.75	17.75	to	17.16
Invesco V.I. Core Equity Series I Shares
12/31/2016	2,753,785	17.01	to	16.57	46,789,592	0.75	1.35	to	1.59	8.79	to	8.53
12/31/2015	3,067,796	15.63	to	15.27	47,914,819	1.11	1.35	to	1.59	(7.03)	to	(7.26)
12/31/2014	3,452,119	16.82	to	16.47	57,997,517	0.85	1.35	to	1.59	6.70	to	6.44
12/31/2013	3,736,678	15.76	to	15.47	58,840,522	1.37	1.35	to	1.59	27.52	to	27.21
12/31/2012	4,173,779	12.36	to	12.16	51,544,784	0.96	1.35	to	1.59	12.35	to	12.08
Invesco V.I. International Growth Series I Shares
12/31/2016	648,393	21.54	to	11.99	8,048,773	1.41	1.55	to	1.59	(1.98)	to	(2.02)
12/31/2015	706,413	21.98	to	12.24	8,921,287	1.46	1.55	to	1.59	(3.85)	to	(3.88)
12/31/2014	758,608	22.86	to	12.73	9,972,468	1.50	1.55	to	1.59	(1.21)	to	(1.25)
12/31/2013	882,403	23.14	to	12.89	11,751,416	1.22	1.55	to	1.59	17.18	to	17.14
12/31/2012	987,948	19.75	to	11.01	11,211,134	1.35	1.55	to	1.59	13.75	to	13.71
Invesco V.I. Mid Cap Core Equity Series I Shares
12/31/2016	174,023	19.67	to	18.50	3,304,222	0.07	1.25	to	1.75	12.03	to	11.47
12/31/2015	210,439	17.56	to	16.60	3,574,789	0.34	1.25	to	1.75	(5.22)	to	(5.69)
12/31/2014	240,038	18.53	to	17.60	4,314,562	0.04	1.25	to	1.75	3.14	to	2.62
12/31/2013	251,202	17.96	to	17.15	4,391,697	0.68	1.25	to	1.75	27.21	to	26.58
12/31/2012	292,679	14.12	to	13.55	4,035,107	0.07	1.25	to	1.75	9.57	to	9.03

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Invesco V.I. Value Opportunities Series I Shares
12/31/2016	17,721	$15.31	to	$14.40	$264,558	0.41%	1.25%	to	1.75%	16.87%	to	16.29%
12/31/2015	17,977	13.10	to	12.38	230,102	2.69	1.25	to	1.75	(11.52)	to	(11.96)
12/31/2014	18,533	14.80	to	14.07	268,769	1.29	1.25	to	1.75	5.29	to	4.77
12/31/2013	24,175	14.06	to	13.43	333,955	1.46	1.25	to	1.75	32.09	to	31.44
12/31/2012	24,564	10.64	to	10.21	257,376	1.30	1.25	to	1.75	16.24	to	15.66
Janus Aspen—Enterprise Service Shares
12/31/2016	26,855	21.19	to	20.18	554,440	0.70	1.15	to	1.65	10.83	to	10.27
12/31/2015	27,033	19.12	to	18.30	505,058	0.72	1.15	to	1.65	2.58	to	2.07
12/31/2014	33,200	18.64	to	17.92	605,113	0.03	1.15	to	1.65	10.96	to	10.41
12/31/2013	38,859	16.80	to	16.24	639,479	0.36	1.15	to	1.65	30.53	to	29.88
12/31/2012	39,867	12.87	to	12.50	504,106	—	1.15	to	1.65	15.65	to	15.07
Janus Aspen—Forty Service Shares
12/31/2016	285,189	19.60	to	18.66	5,438,914	0.86	1.15	to	1.65	0.78	to	0.28
12/31/2015	304,849	19.45	to	18.61	5,790,226	1.22	1.15	to	1.65	10.66	to	10.11
12/31/2014	353,171	17.57	to	16.90	6,078,235	0.03	1.15	to	1.65	7.23	to	6.69
12/31/2013	380,595	16.39	to	15.84	6,123,779	0.60	1.15	to	1.65	29.39	to	28.74
12/31/2012	375,505	12.67	to	12.30	4,684,302	0.57	1.15	to	1.65	22.44	to	21.83
MFS® Growth Initial Class
12/31/2016	2,440,979	30.83	to	10.53	62,439,324	0.04	1.35	to	1.59	1.07	to	0.83
12/31/2015	2,766,624	30.50	to	10.44	69,353,786	0.15	1.35	to	1.59	6.12	to	5.86
12/31/2014	3,166,109	28.75	to	9.86	72,759,027	0.10	1.35	to	1.59	7.48	to	7.23
12/31/2013	3,559,234	26.74	to	9.20	75,037,613	0.22	1.35	to	1.59	35.02	to	34.69
12/31/2012	4,140,743	19.81	to	6.83	61,986,152	—	1.35	to	1.59	15.81	to	15.53
Oppenheimer Capital Appreciation Service Shares
12/31/2016	74,029	17.46	to	16.42	1,263,871	0.12	1.15	to	1.65	(3.54)	to	(4.02)
12/31/2015	92,730	18.10	to	17.11	1,643,199	—	1.15	to	1.65	2.09	to	1.58
12/31/2014	106,296	17.73	to	16.85	1,846,584	0.18	1.15	to	1.65	13.81	to	13.24
12/31/2013	109,607	15.58	to	14.88	1,674,402	0.74	1.15	to	1.65	27.95	to	27.31
12/31/2012	104,447	12.18	to	11.69	1,250,483	0.41	1.15	to	1.65	12.50	to	11.94
Oppenheimer Main Street Small Cap® Service Shares
12/31/2016	106,534	25.66	to	24.14	2,650,035	0.25	1.15	to	1.65	16.33	to	15.75
12/31/2015	124,330	22.06	to	20.86	2,666,434	0.63	1.15	to	1.65	(7.17)	to	(7.63)
12/31/2014	137,545	23.77	to	22.58	3,184,017	0.65	1.15	to	1.65	10.38	to	9.83
12/31/2013	146,204	21.53	to	20.56	3,076,982	0.69	1.15	to	1.65	39.02	to	38.32
12/31/2012	163,585	15.49	to	14.86	2,484,436	0.33	1.15	to	1.65	16.32	to	15.74
Oppenheimer Main Street® Service Shares
12/31/2016	38,232	21.02	to	19.78	782,328	0.84	1.15	to	1.65	10.03	to	9.48
12/31/2015	35,994	19.11	to	18.06	670,406	0.63	1.15	to	1.65	1.93	to	1.42
12/31/2014	40,957	18.74	to	17.81	750,864	0.59	1.15	to	1.65	9.14	to	8.59
12/31/2013	28,631	17.18	to	16.40	479,923	0.89	1.15	to	1.65	29.94	to	29.29
12/31/2012	33,965	13.22	to	12.69	438,981	0.62	1.15	to	1.65	15.27	to	14.70
PIMCO CommodityRealReturn® Strategy Administrative Class
12/31/2016	1,427,044	6.84	to	6.43	9,455,115	1.10	1.25	to	1.75	13.73	to	13.16
12/31/2015	1,620,130	6.01	to	5.68	9,460,158	4.39	1.25	to	1.75	(26.63)	to	(27.00)
12/31/2014	1,397,628	8.20	to	7.79	11,153,741	0.35	1.25	to	1.75	(19.44)	to	(19.84)
12/31/2013	1,339,594	10.17	to	9.71	13,301,241	1.67	1.25	to	1.75	(15.76)	to	(16.18)
12/31/2012	1,227,500	12.08	to	11.59	14,508,595	2.75	1.25	to	1.75	4.08	to	3.56

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
PIMCO Low Duration Administrative Class
12/31/2016	4,417,398	$12.26	to	$11.67	$52,806,154	1.49%	1.25%	to	1.75%	0.15%	to	(0.35)%
12/31/2015	4,737,019	12.24	to	11.71	56,687,517	3.31	1.25	to	1.75	(0.93)	to	(1.43)
12/31/2014	5,365,872	12.36	to	11.88	64,974,776	1.13	1.25	to	1.75	(0.40)	to	(0.90)
12/31/2013	5,769,983	12.41	to	11.99	70,343,833	1.34	1.25	to	1.75	(1.38)	to	(1.87)
12/31/2012	3,936,533	12.58	to	12.22	48,785,124	1.93	1.25	to	1.75	4.54	to	4.02
PIMCO Real Return Administrative Class
12/31/2016	2,472,174	13.88	to	13.06	33,264,101	2.24	1.25	to	1.75	3.89	to	3.38
12/31/2015	2,794,806	13.36	to	12.63	36,285,782	3.87	1.25	to	1.75	(3.91)	to	(4.39)
12/31/2014	3,098,337	13.91	to	13.21	41,971,308	1.42	1.25	to	1.75	1.81	to	1.30
12/31/2013	3,423,337	13.66	to	13.04	45,668,643	1.62	1.25	to	1.75	(10.35)	to	(10.79)
12/31/2012	3,581,668	15.24	to	14.62	53,435,306	1.15	1.25	to	1.75	7.41	to	6.87
PIMCO Total Return Administrative Class
12/31/2016	12,850,170	15.58	to	14.65	214,097,316	2.09	1.25	to	1.75	1.40	to	0.90
12/31/2015	15,259,469	15.36	to	14.52	250,105,414	4.66	1.25	to	1.75	(0.80)	to	(1.29)
12/31/2014	20,168,753	15.48	to	14.71	330,794,260	2.16	1.25	to	1.75	2.98	to	2.47
12/31/2013	23,735,373	15.04	to	14.36	379,459,690	3.88	1.25	to	1.75	(3.18)	to	(3.66)
12/31/2012	28,062,441	15.53	to	14.90	463,622,535	2.58	1.25	to	1.75	8.24	to	7.70
Pioneer Emerging Markets VCT Class II Shares
12/31/2016	322,293	8.31	to	7.87	2,604,817	0.18	1.15	to	1.65	4.77	to	4.25
12/31/2015	318,293	7.93	to	7.55	2,461,468	3.76	1.15	to	1.65	(16.53)	to	(16.95)
12/31/2014	346,253	9.50	to	9.09	3,215,411	0.20	1.15	to	1.65	(13.80)	to	(14.23)
12/31/2013	432,085	11.02	to	10.60	4,668,278	0.89	1.15	to	1.65	(3.31)	to	(3.79)
12/31/2012	475,083	11.40	to	11.01	5,307,653	0.21	1.15	to	1.65	10.38	to	9.83
Pioneer Fund VCT Class II Shares
12/31/2016	48,999	19.61	to	18.45	936,302	1.05	1.15	to	1.65	8.37	to	7.83
12/31/2015	52,038	18.10	to	17.11	919,526	0.84	1.15	to	1.65	(1.51)	to	(2.00)
12/31/2014	52,847	18.38	to	17.46	947,081	0.89	1.15	to	1.65	9.51	to	8.97
12/31/2013	57,849	16.78	to	16.02	947,800	1.01	1.15	to	1.65	31.46	to	30.81
12/31/2012	62,398	12.76	to	12.25	780,130	1.25	1.15	to	1.65	8.69	to	8.15
Pioneer High Yield VCT Class II Shares
12/31/2016	142,492	17.30	to	16.28	2,396,021	4.68	1.20	to	1.70	12.41	to	11.86
12/31/2015	161,235	15.39	to	14.55	2,418,404	4.50	1.20	to	1.70	(5.38)	to	(5.85)
12/31/2014	174,918	16.26	to	15.45	2,777,952	4.49	1.20	to	1.70	(1.49)	to	(1.98)
12/31/2013	197,581	16.51	to	15.77	3,205,145	4.90	1.20	to	1.70	10.49	to	9.94
12/31/2012	179,758	14.94	to	14.34	2,641,699	5.24	1.20	to	1.70	14.36	to	13.79
Pioneer Real Estate Shares VCT Class II Shares
12/31/2016	152,847	18.05	to	17.27	2,708,236	3.26	1.25	to	1.75	4.51	to	3.99
12/31/2015	140,752	17.27	to	16.61	2,392,081	1.95	1.25	to	1.75	3.22	to	2.70
12/31/2014	203,951	16.73	to	16.17	3,355,682	2.48	1.25	to	1.75	28.94	to	28.30
12/31/2013	157,279	12.98	to	12.61	2,010,767	2.16	1.25	to	1.75	0.28	to	(0.22)
12/31/2012	132,398	12.94	to	12.63	1,691,778	2.17	1.25	to	1.75	14.64	to	14.07
TA AB Dynamic Allocation Service Class
12/31/2016	53,364	10.81	to	10.34	561,515	1.30	1.25	to	1.75	0.73	to	0.23
12/31/2015	45,345	10.73	to	10.32	476,487	1.10	1.25	to	1.75	(1.66)	to	(2.15)
12/31/2014	43,449	10.91	to	10.54	464,227	0.83	1.25	to	1.75	4.05	to	3.53
12/31/2013	33,818	10.49	to	10.19	347,121	1.17	1.25	to	1.75	5.56	to	5.03
12/31/2012	16,809	9.93	to	9.70	164,832	0.71	1.25	to	1.75	4.48	to	3.96
TA Barrow Hanley Dividend Focused Service Class
12/31/2016	4,591,300	12.31	to	12.13	56,088,136	2.12	1.25	to	1.75	13.17	to	12.61
12/31/2015	2,963,883	10.87	to	10.77	32,071,221	1.67	1.25	to	1.75	(5.03)	to	(5.50)
12/31/2014(1)	3,239,492	11.45	to	11.40	37,003,104	1.44	1.25	to	1.75	—	to	—

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Janus Mid-Cap Growth Service Class
12/31/2016	1,805,697	$13.10	to	$12.77	$23,354,699	—%	1.25%	to	1.75%	(3.51)%	to	(3.99)%
12/31/2015	1,872,942	13.57	to	13.30	25,164,595	—	1.25	to	1.75	(6.44)	to	(6.91)
12/31/2014	2,001,159	14.51	to	14.29	28,810,795	—	1.25	to	1.75	(1.50)	to	(1.99)
12/31/2013	2,149,903	14.73	to	14.58	31,504,515	0.60	1.25	to	1.75	37.10	to	36.42
12/31/2012	2,647,731	10.74	to	10.69	28,371,007	—	1.25	to	1.75	7.42	to	6.88
TA Legg Mason Dynamic Allocation—Balanced Service Class
12/31/2016	68,094	11.04	to	11.04	751,922	1.03	1.35	to	1.35	(2.00)	to	(2.00)
12/31/2015	64,908	11.27	to	11.27	731,357	0.92	1.35	to	1.35	(3.39)	to	(3.39)
12/31/2014	57,541	11.66	to	11.66	671,088	0.68	1.35	to	1.35	7.03	to	7.03
12/31/2013	15,143	10.90	to	10.90	165,015	0.14	1.35	to	1.35	7.91	to	7.91
12/31/2012(1)	4,349	10.10	to	10.10	43,920	—	1.35	to	1.35	—	to	—
TA Legg Mason Dynamic Allocation—Growth Service Class
12/31/2016	9,619	11.44	to	11.44	110,064	0.56	1.35	to	1.35	(2.31)	to	(2.31)
12/31/2015	22,834	11.71	to	11.71	267,453	0.44	1.35	to	1.35	(4.25)	to	(4.25)
12/31/2014	42,443	12.23	to	12.23	519,191	0.69	1.35	to	1.35	6.73	to	6.73
12/31/2013	2,793	11.46	to	11.46	32,007	0.11	1.35	to	1.35	14.06	to	14.06
12/31/2012(1)	—	10.05	to	10.05	—	—	1.35	to	1.35	—	to	—
TA Managed Risk—Balanced ETF Service Class
12/31/2016	277,082	11.50	to	11.50	3,187,688	1.80	1.35	to	1.35	2.36	to	2.36
12/31/2015	357,600	11.24	to	11.24	4,018,958	1.25	1.35	to	1.35	(3.09)	to	(3.09)
12/31/2014	286,854	11.60	to	11.60	3,326,558	1.31	1.35	to	1.35	3.15	to	3.15
12/31/2013	86,666	11.24	to	11.24	974,375	1.43	1.35	to	1.35	9.94	to	9.94
12/31/2012(1)	7,905	10.23	to	10.23	80,836	0.22	1.35	to	1.35	—	to	—
TA Managed Risk—Conservative ETF Service Class
12/31/2016	222,799	11.29	to	11.29	2,515,182	1.95	1.35	to	1.35	2.68	to	2.68
12/31/2015	127,400	10.99	to	10.99	1,400,630	1.47	1.35	to	1.35	(2.02)	to	(2.02)
12/31/2014	134,948	11.22	to	11.22	1,514,195	1.36	1.35	to	1.35	3.83	to	3.83
12/31/2013	56,287	10.81	to	10.81	608,274	0.94	1.35	to	1.35	6.03	to	6.03
12/31/2012(1)	25,841	10.19	to	10.19	263,381	1.45	1.35	to	1.35	—	to	—
TA Managed Risk—Growth ETF Service Class
12/31/2016	126,971	12.13	to	12.13	1,540,592	1.34	1.35	to	1.35	3.27	to	3.27
12/31/2015	189,095	11.75	to	11.75	2,221,748	1.49	1.35	to	1.35	(4.81)	to	(4.81)
12/31/2014	112,528	12.34	to	12.34	1,388,916	1.56	1.35	to	1.35	2.58	to	2.58
12/31/2013	17,167	12.03	to	12.03	206,562	1.57	1.35	to	1.35	17.19	to	17.19
12/31/2012(1)	—	10.27	to	10.27	—	—	1.35	to	1.35	—	to	—
TA Market Participation Strategy Service Class
12/31/2016	—	11.68	to	11.68	—	—	1.35	to	1.35	2.77	to	2.77
12/31/2015	—	11.36	to	11.36	—	—	1.35	to	1.35	(4.54)	to	(4.54)
12/31/2014	—	11.90	to	11.90	—	—	1.35	to	1.35	6.60	to	6.60
12/31/2013	—	11.17	to	11.17	—	—	1.35	to	1.35	12.76	to	12.76
12/31/2012(1)	—	9.90	to	9.90	—	—	1.35	to	1.35	—	to	—
TA PIMCO Tactical—Balanced Service Class
12/31/2016	25,244	11.66	to	11.66	294,237	0.27	1.35	to	1.35	3.97	to	3.97
12/31/2015	20,994	11.21	to	11.21	235,354	—	1.35	to	1.35	(3.85)	to	(3.85)
12/31/2014	37,267	11.66	to	11.66	434,538	1.33	1.35	to	1.35	6.39	to	6.39
12/31/2013	4,687	10.96	to	10.96	51,369	0.46	1.35	to	1.35	10.35	to	10.35
12/31/2012(1)	—	9.93	to	9.93	—	—	1.35	to	1.35	—	to	—
TA PIMCO Tactical—Conservative Service Class
12/31/2016	63,642	11.41	to	11.41	726,067	0.43	1.35	to	1.35	3.57	to	3.57
12/31/2015	25,871	11.01	to	11.01	284,972	0.30	1.35	to	1.35	(3.39)	to	(3.39)
12/31/2014	20,713	11.40	to	11.40	236,157	1.24	1.35	to	1.35	7.27	to	7.27
12/31/2013	14,028	10.63	to	10.63	149,108	0.10	1.35	to	1.35	6.71	to	6.71
12/31/2012(1)	21,610	9.96	to	9.96	215,263	—	1.35	to	1.35	—	to	—

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA PIMCO Tactical—Growth Service Class
12/31/2016	20,095	$11.78	to	$11.78	$236,704	—%	1.35%	to	1.35%	3.47%	to	3.47%
12/31/2015	11,082	11.38	to	11.38	126,158	—	1.35	to	1.35	(4.75)	to	(4.75)
12/31/2014	7,802	11.95	to	11.95	93,248	2.58	1.35	to	1.35	4.97	to	4.97
12/31/2013	—	11.39	to	11.39	—	—	1.35	to	1.35	15.24	to	15.24
12/31/2012(1)	—	9.88	to	9.88	—	—	1.35	to	1.35	—	to	—
TA QS Investors Active Asset Allocation—Conservative Service Class
12/31/2016	256,653	10.74	to	10.74	2,755,207	1.20	1.35	to	1.35	1.27	to	1.27
12/31/2015	175,360	10.60	to	10.60	1,858,821	1.00	1.35	to	1.35	(3.67)	to	(3.67)
12/31/2014	169,597	11.00	to	11.00	1,866,223	1.02	1.35	to	1.35	2.22	to	2.22
12/31/2013	158,427	10.77	to	10.77	1,705,508	1.98	1.35	to	1.35	5.64	to	5.64
12/31/2012(1)	11,684	10.19	to	10.19	119,071	0.09	1.35	to	1.35	—	to	—
TA QS Investors Active Asset Allocation—Moderate Service Class
12/31/2016	111,616	10.89	to	10.89	1,215,500	1.34	1.35	to	1.35	0.82	to	0.82
12/31/2015	168,978	10.80	to	10.80	1,825,265	0.94	1.35	to	1.35	(5.56)	to	(5.56)
12/31/2014	196,727	11.44	to	11.44	2,250,136	0.65	1.35	to	1.35	2.23	to	2.23
12/31/2013	175,591	11.19	to	11.19	1,964,639	0.67	1.35	to	1.35	9.63	to	9.63
12/31/2012(1)	63,716	10.21	to	10.21	650,303	0.05	1.35	to	1.35	—	to	—
TA QS Investors Active Asset Allocation—Moderate Growth Service Class
12/31/2016	127,014	11.13	to	11.13	1,413,204	1.10	1.35	to	1.35	0.60	to	0.60
12/31/2015	106,016	11.06	to	11.06	1,172,503	0.95	1.35	to	1.35	(7.79)	to	(7.79)
12/31/2014	77,055	11.99	to	11.99	924,180	0.86	1.35	to	1.35	1.84	to	1.84
12/31/2013	40,058	11.78	to	11.78	471,759	1.32	1.35	to	1.35	14.94	to	14.94
12/31/2012(1)	362	10.25	to	10.25	3,714	0.75	1.35	to	1.35	—	to	—
TA Small/Mid Cap Value Service Class
12/31/2016	2,172,553	19.44	to	18.60	41,318,344	0.54	1.25	to	1.75	19.31	to	18.72
12/31/2015	2,480,369	16.29	to	15.67	39,624,524	0.77	1.25	to	1.75	(3.94)	to	(4.42)
12/31/2014	2,736,006	16.96	to	16.39	45,617,665	0.60	1.25	to	1.75	3.63	to	3.11
12/31/2013	3,060,343	16.37	to	15.90	49,363,980	0.40	1.25	to	1.75	34.35	to	33.68
12/31/2012	909,079	12.18	to	11.89	10,941,399	0.30	1.25	to	1.75	14.60	to	14.02
TA WMC US Growth Service Class
12/31/2016	2,629,010	14.65	to	14.02	37,699,150	0.17	1.25	to	1.75	1.27	to	0.77
12/31/2015	2,858,213	14.47	to	13.92	40,561,314	0.51	1.25	to	1.75	5.29	to	4.76
12/31/2014	3,437,706	13.74	to	13.28	46,450,977	0.68	1.25	to	1.75	9.46	to	8.91
12/31/2013	4,069,937	12.56	to	12.20	50,371,047	0.67	1.25	to	1.75	30.49	to	29.84
12/31/2012	7,157,324	9.62	to	9.39	68,054,444	0.11	1.25	to	1.75	11.46	to	10.90
Wanger International
12/31/2016	2,311,383	12.30	to	11.71	27,752,368	1.14	1.25	to	1.75	(2.63)	to	(3.11)
12/31/2015	2,585,731	12.63	to	12.09	31,956,608	1.43	1.25	to	1.75	(1.15)	to	(1.64)
12/31/2014	2,943,669	12.78	to	12.29	36,892,378	1.44	1.25	to	1.75	(5.59)	to	(6.06)
12/31/2013	3,087,346	13.53	to	13.08	41,088,891	2.82	1.25	to	1.75	20.85	to	20.25
12/31/2012	2,493,728	11.20	to	10.88	27,533,571	1.21	1.25	to	1.75	20.05	to	19.45
Wanger USA
12/31/2016	618,019	24.13	to	22.70	14,459,263	—	1.25	to	1.75	12.28	to	11.72
12/31/2015	673,467	21.49	to	20.32	14,063,092	—	1.25	to	1.75	(1.84)	to	(2.33)
12/31/2014	748,044	21.89	to	20.80	15,954,359	—	1.25	to	1.75	3.48	to	2.97
12/31/2013	842,672	21.16	to	20.20	17,412,827	0.13	1.25	to	1.75	32.09	to	31.43
12/31/2012	652,096	16.02	to	15.37	10,230,629	0.32	1.25	to	1.75	18.52	to	17.93

(1)	See footnote 1

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2016

5. Financial Highlights (continued)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.
***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2016

6. Administrative and Mortality and Expense Risk Charges

TALIC deducts an annual charge during the accumulation phase, not to exceed $75, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.25% to 1.75% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TALIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a fund fee or credt:

Subaccount	Fund Fee/Credit
American Funds—Asset Allocation Class 2 Shares	0.15%
American Funds—Bond Class 2 Shares	0.15%
American Funds—Growth Class 2 Shares	0.15%
American Funds—Growth-Income Class 2 Shares	0.15%
American Funds—International Class 2 Shares	0.15%
Dreyfus VIF Appreciation Service Shares	-0.10%
Eaton Vance VT Floating-Rate Income	-0.10%
Eaton Vance VT Large-Cap Value	-0.10%
Franklin Templeton Foreign Class 2 Shares	-0.10%
Franklin Templeton Growth Class 2 Shares	-0.10%
Janus Aspen—Enterprise Service Shares	-0.10%
Janus Aspen—Forty Service Shares	-0.10%
Oppenheimer Capital Appreciation Service Shares	-0.10%
Oppenheimer Main Street Small Cap® Service Shares	-0.10%
Oppenheimer Main Street® Service Shares	-0.10%
Pioneer Emerging Markets VCT Class II Shares	-0.10%
Pioneer Fund VCT Class II Shares	-0.10%
Pioneer High Yield VCT Class II Shares	-0.05%

7. Income Tax

Operations of the Separate Account form a part of TALIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TALIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TALIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TALIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2016

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (“TCI”), a wholesaling broker-dealer, is an affiliated entity of TALIC and an indrect wholly owned subsidiary of AEGON N.V.. TCI distributes TALIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (“TAM”). Transamerica Fund Services, Inc. (“TFS”) serves as a transfer agent to TAM, and AEGON USA Asset Management Holding, LLC (“AAM”) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TALIC and indirect wholly owned subsidiaries of AEGON N.V.. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

FINANCIAL STATEMENTS

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account B

Years Ended December 31, 2016 and 2015

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account B

Financial Statements

Years Ended December 31, 2016 and 2015

Report of Independent Registered Public Accounting Firm

To the Contract Owners of

Subaccount of Merrill Lynch Life Variable Annuity Separate Account B and

Board of Directors of

Transamerica Advisors Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities, and the related statement of operations and change in net assets present fairly, in all material respects, the financial position of the subaccount BlackRock Government Money Market V.I. Class I Shares of Merrill Lynch Life Variable Annuity Separate Account B as of December 31, 2016, and the results of its operations and changes in its net assets for the years ended December 31, 2016 and 2015, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Transamerica Advisors Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Chicago, Illinois

April 24, 2017

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account B

Statements of Assets and Liabilities

December 31, 2016

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
BlackRock Government Money Market V.I. Class I Shares	1,817,979.274	$1,817,979	$1,817,979	$(3)	$1,817,976	116,035	$15.667523	$15.667523

See accompanying notes.

2

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account B

Statement of Operations and Change in Net Assets

Years Ended December 31, 3015 and 2016

BlackRock Government Money Market V.I. Class I Shares
Subaccount
Net Assets as of December 31, 2014:	$1,797,498

Investment Income:
Reinvested Dividends	1
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,470

Net Investment Income (Loss)	(10,469)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	136
Realized Gain (Loss) on Investments	—

Net Realized Capital Gains (Losses) on Investments	136
Net Change in Unrealized Appreciation (Depreciation)	—

Net Gain (Loss) on Investment	136
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,333)

Increase (Decrease) in Net Assets from Contract Transactions	(22,670)

Total Increase (Decrease) in Net Assets	(33,003)

Net Assets as of December 31, 2015:	$1,764,495

Investment Income:
Reinvested Dividends	2,326
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,814

Net Investment Income (Loss)	(9,488)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	15
Realized Gain (Loss) on Investments	—

Net Realized Capital Gains (Losses) on Investments	15
Net Change in Unrealized Appreciation (Depreciation)	—

Net Gain (Loss) on Investment	15
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,473)

Increase (Decrease) in Net Assets from Contract Transactions	62,954

Total Increase (Decrease) in Net Assets	53,481

Net Assets as of December 31, 2016:	$1,817,976

See Accompanying Notes.

(1)	See Footnote 1

3

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account B

Notes to Financial Statements

December 31, 2016

1. Organization

Merrill Lynch Life Variable Annuity Separate Account B (the Separate Account) is a segregated investment account of Transamerica Advisors Life Insurance Company (TALIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TALIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TALIC other assets and liabilities. The Separate Account consists of a single subaccount. The subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. The Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in the specified investment subaccount is available to contract owners of Merrill Lynch Retirement Plus®.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

BlackRock Variable Series Funds, Inc.	BlackRock Variable Series Funds, Inc.
BlackRock Government Money Market V.I. Class I Shares	BlackRock Government Money Market V.I. Fund Class I Shares

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Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account B

Notes to Financial Statements

December 31, 2016

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2016.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2016.

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Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account B

Notes to Financial Statements

December 31, 2016

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2016 were as follows:

Subaccount	Purchases	Sales
BlackRock Government Money Market V.I. Class I Shares	$690,754	$637,273

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Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account B

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
BlackRock Government Money Market V.I. Class I Shares	43,908	(39,910)	3,998	78,545	(79,910)	(1,365)

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Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
BlackRock Government Money Market V.I. Class I Shares	$689,346	$(626,392)	$62,954	$1,241,387	$(1,264,057)	$(22,670)

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Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account B

Notes to Financial Statements

December 31, 2016

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
BlackRock Government Money Market V.I. Class I Shares
12/31/2016	116,035	$15.67	to	$15.67	$1,817,976	0.13%	0.65%	to	0.65%	(0.52)%	to	(0.52)%
12/31/2015	112,037	15.75	to	15.75	1,764,495	—	0.65	to	0.65	(0.64)	to	(0.64)
12/31/2014	113,402	15.85	to	15.85	1,797,498	—	0.65	to	0.65	(0.64)	to	(0.64)
12/31/2013	156,314	15.95	to	15.95	2,493,701	—	0.65	to	0.65	(0.64)	to	(0.64)
12/31/2012	167,942	16.06	to	16.06	2,696,580	—	0.65	to	0.65	(0.65)	to	(0.65)

(1)	See footnote 1

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.
***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

9

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account B

Notes to Financial Statements

December 31, 2016

6. Administrative and Mortality and Expense Risk Charges

TALIC deducts an annual charge during the accumulation phase, not to exceed $40, proportionately from the subaccount’s unit values. An annual charge of .65% is deducted (based on the death benefit selected) from the unit values of the subaccount of the Separate Account for TALIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TALIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code).    The operations of the Separate Account are accounted for separately from other operations of TALIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TALIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TALIC, as long as earnings are credited under the variable annuity contracts.

10

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account B

Notes to Financial Statements

December 31, 2016

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (“TCI”), a wholesaling broker-dealer, is an affiliated entity of TALIC and an indrect wholly owned subsidiary of AEGON N.V.. TCI distributes TALIC’s products through broker-dealers and other financial intermediaries.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

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